UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity® Stock Selector Small Cap Fund : FDSCX

This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Small Cap Fund	$ 89	0.85%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Stock Selector Small Cap Fund	9.22%	14.00%	11.02%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.8
Health Care	17.1
Financials	17.1
Information Technology	14.6
Consumer Discretionary	10.0
Energy	5.0
Real Estate	4.7
Materials	4.4
Utilities	2.6
Consumer Staples	2.3
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 4.2
Thailand - 1.7
United Kingdom - 1.2
Netherlands - 1.2
Puerto Rico - 1.0
Japan - 0.9
Israel - 0.9
Chile - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.0
Fabrinet	1.7
Advanced Energy Industries Inc	1.6
FirstCash Holdings Inc	1.5
Sanmina Corp	1.5
SPX Technologies Inc	1.2
NEXTracker Inc Class A	1.2
PennyMac Financial Services Inc	1.1
CareTrust REIT Inc	1.1
Brookfield Infrastructure Corp (United States)	1.0
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913874.101    336-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class Z : FSSZX

This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.73%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	9.35%	14.13%	11.09%
Russell 2000® Index	14.41%	11.50%	8.55%
Russell 3000® Index	20.81%	16.74%	14.62%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.8
Health Care	17.1
Financials	17.1
Information Technology	14.6
Consumer Discretionary	10.0
Energy	5.0
Real Estate	4.7
Materials	4.4
Utilities	2.6
Consumer Staples	2.3
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 4.2
Thailand - 1.7
United Kingdom - 1.2
Netherlands - 1.2
Puerto Rico - 1.0
Japan - 0.9
Israel - 0.9
Chile - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.0
Fabrinet	1.7
Advanced Energy Industries Inc	1.6
FirstCash Holdings Inc	1.5
Sanmina Corp	1.5
SPX Technologies Inc	1.2
NEXTracker Inc Class A	1.2
PennyMac Financial Services Inc	1.1
CareTrust REIT Inc	1.1
Brookfield Infrastructure Corp (United States)	1.0
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913873.101    2887-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class M : FCDTX

This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 145	1.39%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	4.85%	12.57%	9.98%
Class M (without 3.50% sales charge)	8.65%	13.37%	10.37%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.8
Health Care	17.1
Financials	17.1
Information Technology	14.6
Consumer Discretionary	10.0
Energy	5.0
Real Estate	4.7
Materials	4.4
Utilities	2.6
Consumer Staples	2.3
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 4.2
Thailand - 1.7
United Kingdom - 1.2
Netherlands - 1.2
Puerto Rico - 1.0
Japan - 0.9
Israel - 0.9
Chile - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.0
Fabrinet	1.7
Advanced Energy Industries Inc	1.6
FirstCash Holdings Inc	1.5
Sanmina Corp	1.5
SPX Technologies Inc	1.2
NEXTracker Inc Class A	1.2
PennyMac Financial Services Inc	1.1
CareTrust REIT Inc	1.1
Brookfield Infrastructure Corp (United States)	1.0
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913871.101    1865-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class I : FCDIX

This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.87%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	9.19%	13.97%	11.01%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.8
Health Care	17.1
Financials	17.1
Information Technology	14.6
Consumer Discretionary	10.0
Energy	5.0
Real Estate	4.7
Materials	4.4
Utilities	2.6
Consumer Staples	2.3
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 4.2
Thailand - 1.7
United Kingdom - 1.2
Netherlands - 1.2
Puerto Rico - 1.0
Japan - 0.9
Israel - 0.9
Chile - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.0
Fabrinet	1.7
Advanced Energy Industries Inc	1.6
FirstCash Holdings Inc	1.5
Sanmina Corp	1.5
SPX Technologies Inc	1.2
NEXTracker Inc Class A	1.2
PennyMac Financial Services Inc	1.1
CareTrust REIT Inc	1.1
Brookfield Infrastructure Corp (United States)	1.0
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913872.101    1866-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class C : FCDCX

This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.89%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	7.07%	12.79%	9.99%
Class C	8.07%	12.79%	9.99%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.8
Health Care	17.1
Financials	17.1
Information Technology	14.6
Consumer Discretionary	10.0
Energy	5.0
Real Estate	4.7
Materials	4.4
Utilities	2.6
Consumer Staples	2.3
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 4.2
Thailand - 1.7
United Kingdom - 1.2
Netherlands - 1.2
Puerto Rico - 1.0
Japan - 0.9
Israel - 0.9
Chile - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.0
Fabrinet	1.7
Advanced Energy Industries Inc	1.6
FirstCash Holdings Inc	1.5
Sanmina Corp	1.5
SPX Technologies Inc	1.2
NEXTracker Inc Class A	1.2
PennyMac Financial Services Inc	1.1
CareTrust REIT Inc	1.1
Brookfield Infrastructure Corp (United States)	1.0
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913870.101    1864-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Stock Selector Small Cap Fund Fidelity Advisor® Stock Selector Small Cap Fund Class A : FCDAX

This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.13%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	2.64%	12.33%	10.05%
Class A (without 5.75% sales charge)	8.90%	13.67%	10.70%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.8
Health Care	17.1
Financials	17.1
Information Technology	14.6
Consumer Discretionary	10.0
Energy	5.0
Real Estate	4.7
Materials	4.4
Utilities	2.6
Consumer Staples	2.3
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 4.2
Thailand - 1.7
United Kingdom - 1.2
Netherlands - 1.2
Puerto Rico - 1.0
Japan - 0.9
Israel - 0.9
Chile - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.0
Fabrinet	1.7
Advanced Energy Industries Inc	1.6
FirstCash Holdings Inc	1.5
Sanmina Corp	1.5
SPX Technologies Inc	1.2
NEXTracker Inc Class A	1.2
PennyMac Financial Services Inc	1.1
CareTrust REIT Inc	1.1
Brookfield Infrastructure Corp (United States)	1.0
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913869.101    1862-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Focused Stock Fund Fidelity® Focused Stock Fund : FTQGX

This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused Stock Fund	$ 74	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Focused Stock Fund	16.98%	16.70%	16.84%
S&P 500® Index	21.45%	17.64%	14.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.7
Consumer Discretionary	12.1
Communication Services	12.0
Financials	9.4
Industrials	7.4
Health Care	6.2
Utilities	4.2
Energy	2.0
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Taiwan - 5.0
Canada - 4.9
Switzerland - 4.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.1
Meta Platforms Inc Class A	6.3
Amazon.com Inc	5.9
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Bank of New York Mellon Corp/The	4.9
Eaton Corp PLC	4.3
TE Connectivity PLC	4.1
Eli Lilly & Co	4.0
55.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913867.101    333-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disciplined Equity Fund Fidelity® Disciplined Equity Fund : FDEQX

This annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disciplined Equity Fund	$ 74	0.66%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by choices in industrials. An underweight in consumer staples also boosted relative performance. Also helping our relative result were security selection and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in GE Aerospace (+81%). The stock was one of our largest holdings at period end. The second-largest relative contributor was an overweight in Amphenol (+110%). Another notable relative contributor was an overweight in Alphabet (+64%). The stock was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in financials, primarily within the insurance industry, also hampered the fund's result. Also hurting our result were picks in real estate.
•Not owning Tesla, a benchmark component that gained about 83%, was the biggest individual relative detractor. A second notable relative detractor was our stake in UnitedHealth (-35%). This period we significantly decreased our position in UnitedHealth. Another notable relative detractor was an underweight in Palantir Technologies (+382%). This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Disciplined Equity Fund	21.88%	15.69%	13.52%
S&P 500® Index	21.45%	17.64%	14.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,255,740,054
Number of Holdings	114
Total Advisory Fee	$13,521,616
Portfolio Turnover	53%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	15.9
Communication Services	13.2
Financials	13.1
Health Care	8.0
Consumer Discretionary	7.1
Materials	1.9
Consumer Staples	1.5
Utilities	1.3
Energy	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.0
Canada - 0.7
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.4
Microsoft Corp	8.1
Amazon.com Inc	5.3
Meta Platforms Inc Class A	4.2
Broadcom Inc	3.7
Alphabet Inc Class A	3.7
Apple Inc	3.3
Alphabet Inc Class C	3.1
GE Aerospace	2.6
Eli Lilly & Co	2.1
46.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913851.101    315-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disciplined Equity Fund Fidelity® Disciplined Equity Fund Class K : FDEKX

This annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 65	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by choices in industrials. An underweight in consumer staples also boosted relative performance. Also helping our relative result were security selection and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in GE Aerospace (+81%). The stock was one of our largest holdings at period end. The second-largest relative contributor was an overweight in Amphenol (+110%). Another notable relative contributor was an overweight in Alphabet (+64%). The stock was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in financials, primarily within the insurance industry, also hampered the fund's result. Also hurting our result were picks in real estate.
•Not owning Tesla, a benchmark component that gained about 83%, was the biggest individual relative detractor. A second notable relative detractor was our stake in UnitedHealth (-35%). This period we significantly decreased our position in UnitedHealth. Another notable relative detractor was an underweight in Palantir Technologies (+382%). This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	21.97%	15.79%	13.63%
S&P 500® Index	21.45%	17.64%	14.64%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,255,740,054
Number of Holdings	114
Total Advisory Fee	$13,521,616
Portfolio Turnover	53%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.7
Industrials	15.9
Communication Services	13.2
Financials	13.1
Health Care	8.0
Consumer Discretionary	7.1
Materials	1.9
Consumer Staples	1.5
Utilities	1.3
Energy	0.9
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.0
Canada - 0.7
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.4
Microsoft Corp	8.1
Amazon.com Inc	5.3
Meta Platforms Inc Class A	4.2
Broadcom Inc	3.7
Alphabet Inc Class A	3.7
Apple Inc	3.3
Alphabet Inc Class C	3.1
GE Aerospace	2.6
Eli Lilly & Co	2.1
46.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913850.101    2081-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Capital Appreciation Fund Fidelity® Capital Appreciation Fund : FDCAX

This annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital Appreciation Fund	$ 69	0.63%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+120%). This was a position we established this period. The company was among the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 83%. An overweight in UnitedHealth Group (-38%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks in information technology and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+95%). The company was among our largest holdings this period. The second-largest relative contributor was a non-benchmark stake in Roblox (+108%). This was an investment we established this period. An overweight in Western Digital (+120%) also helped. It was a new investment this period.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Capital Appreciation Fund	18.95%	16.18%	14.49%
S&P 500® Index	21.45%	17.64%	14.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,239,108,212
Number of Holdings	144
Total Advisory Fee	$41,956,850
Portfolio Turnover	84%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.7
Financials	17.3
Industrials	13.5
Communication Services	10.2
Consumer Discretionary	8.5
Health Care	5.1
Energy	5.0
Consumer Staples	2.7
Real Estate	2.4
Materials	1.3
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.5
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.1
Taiwan - 2.5
United Kingdom - 1.5
Brazil - 1.4
Netherlands - 1.1
Korea (South) - 0.6
Germany - 0.4
Norway - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.4
Microsoft Corp	7.1
Amazon.com Inc	6.4
Alphabet Inc Class A	4.0
Apple Inc	3.5
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Alphabet Inc Class C	2.3
Boeing Co	2.1
43.0
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913843.101    307-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Capital Appreciation Fund Fidelity® Capital Appreciation Fund Class K : FCAKX

This annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 61	0.55%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+120%). This was a position we established this period. The company was among the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 83%. An overweight in UnitedHealth Group (-38%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks in information technology and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+95%). The company was among our largest holdings this period. The second-largest relative contributor was a non-benchmark stake in Roblox (+108%). This was an investment we established this period. An overweight in Western Digital (+120%) also helped. It was a new investment this period.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	19.02%	16.27%	14.59%
S&P 500® Index	21.45%	17.64%	14.64%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,239,108,212
Number of Holdings	144
Total Advisory Fee	$41,956,850
Portfolio Turnover	84%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.7
Financials	17.3
Industrials	13.5
Communication Services	10.2
Consumer Discretionary	8.5
Health Care	5.1
Energy	5.0
Consumer Staples	2.7
Real Estate	2.4
Materials	1.3
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.5
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 3.1
Taiwan - 2.5
United Kingdom - 1.5
Brazil - 1.4
Netherlands - 1.1
Korea (South) - 0.6
Germany - 0.4
Norway - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.4
Microsoft Corp	7.1
Amazon.com Inc	6.4
Alphabet Inc Class A	4.0
Apple Inc	3.5
Meta Platforms Inc Class A	3.0
Broadcom Inc	2.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Alphabet Inc Class C	2.3
Boeing Co	2.1
43.0
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913842.101    2079-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class A : FSFGX

This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.97%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	9.93%	8.12%
Class A (without 5.75% sales charge)	16.64%	14.32%
S&P 500® Index	21.45%	19.22%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.7
Consumer Discretionary	12.1
Communication Services	12.0
Financials	9.4
Industrials	7.4
Health Care	6.2
Utilities	4.2
Energy	2.0
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Taiwan - 5.0
Canada - 4.9
Switzerland - 4.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.1
Meta Platforms Inc Class A	6.3
Amazon.com Inc	5.9
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Bank of New York Mellon Corp/The	4.9
Eaton Corp PLC	4.3
TE Connectivity PLC	4.1
Eli Lilly & Co	4.0
55.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918448.101    7853-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class M : FSFJX

This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.22%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	12.29%	10.28%
Class M (without 3.50% sales charge)	16.36%	14.04%
S&P 500® Index	21.45%	19.22%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.7
Consumer Discretionary	12.1
Communication Services	12.0
Financials	9.4
Industrials	7.4
Health Care	6.2
Utilities	4.2
Energy	2.0
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Taiwan - 5.0
Canada - 4.9
Switzerland - 4.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.1
Meta Platforms Inc Class A	6.3
Amazon.com Inc	5.9
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Bank of New York Mellon Corp/The	4.9
Eaton Corp PLC	4.3
TE Connectivity PLC	4.1
Eli Lilly & Co	4.0
55.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918452.101    7854-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class C : FSFMX

This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	14.78%	13.48%
Class C	15.78%	13.48%
S&P 500® Index	21.45%	19.22%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.7
Consumer Discretionary	12.1
Communication Services	12.0
Financials	9.4
Industrials	7.4
Health Care	6.2
Utilities	4.2
Energy	2.0
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Taiwan - 5.0
Canada - 4.9
Switzerland - 4.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.1
Meta Platforms Inc Class A	6.3
Amazon.com Inc	5.9
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Bank of New York Mellon Corp/The	4.9
Eaton Corp PLC	4.3
TE Connectivity PLC	4.1
Eli Lilly & Co	4.0
55.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918450.101    7855-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class I : FSFNX

This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 78	0.72%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	16.92%	14.61%
S&P 500® Index	21.45%	19.22%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.7
Consumer Discretionary	12.1
Communication Services	12.0
Financials	9.4
Industrials	7.4
Health Care	6.2
Utilities	4.2
Energy	2.0
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Taiwan - 5.0
Canada - 4.9
Switzerland - 4.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.1
Meta Platforms Inc Class A	6.3
Amazon.com Inc	5.9
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Bank of New York Mellon Corp/The	4.9
Eaton Corp PLC	4.3
TE Connectivity PLC	4.1
Eli Lilly & Co	4.0
55.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918454.101    7856-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Focused Stock Fund Fidelity Advisor® Focused Stock Fund Class Z : FSFOX

This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.61%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	17.08%	14.75%
S&P 500® Index	21.45%	19.22%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.7
Consumer Discretionary	12.1
Communication Services	12.0
Financials	9.4
Industrials	7.4
Health Care	6.2
Utilities	4.2
Energy	2.0
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Taiwan - 5.0
Canada - 4.9
Switzerland - 4.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.1
Meta Platforms Inc Class A	6.3
Amazon.com Inc	5.9
Microsoft Corp	5.9
Alphabet Inc Class A	5.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Bank of New York Mellon Corp/The	4.9
Eaton Corp PLC	4.3
TE Connectivity PLC	4.1
Eli Lilly & Co	4.0
55.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918456.101    7857-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Value Fund Fidelity® Value Fund : FDVLX

This annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Fund	$ 69	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was security selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Robinhood Markets, a benchmark component that gained 525%, was the largest individual relative detractor. A second notable relative detractor was an overweight in Vestis (-61%). Another notable relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Stock picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+225%). This was a stake we established this period. The company was the fund's largest holding at period end. A non-benchmark stake in Siemens Energy gained 195% and was a second notable relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained approximately 61% and notably helped. The stock was one of our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Value Fund	5.78%	16.68%	10.07%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$8,249,932,878
Number of Holdings	268
Total Advisory Fee	$56,091,329
Portfolio Turnover	67%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.6
Financials	14.6
Health Care	11.9
Consumer Discretionary	10.9
Energy	9.4
Information Technology	6.9
Utilities	6.6
Materials	6.5
Real Estate	6.4
Consumer Staples	3.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 5.3
Puerto Rico - 0.8
Germany - 0.7
United Kingdom - 0.7
Zambia - 0.6
France - 0.6
Hong Kong - 0.4
Belgium - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	1.5
PG&E Corp	1.2
Eversource Energy	1.1
First Solar Inc	1.0
Sempra	0.9
AES Corp/The	0.9
Phillips 66	0.9
Iron Mountain Inc	0.9
Flowserve Corp	0.9
Smurfit WestRock PLC	0.7
10.0
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913796.101    39-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Value Fund Fidelity® Value Fund Class K : FVLKX

This annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 62	0.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was security selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Robinhood Markets, a benchmark component that gained 525%, was the largest individual relative detractor. A second notable relative detractor was an overweight in Vestis (-61%). Another notable relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Stock picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+225%). This was a stake we established this period. The company was the fund's largest holding at period end. A non-benchmark stake in Siemens Energy gained 195% and was a second notable relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained approximately 61% and notably helped. The stock was one of our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	5.78%	16.75%	10.17%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$8,249,932,878
Number of Holdings	268
Total Advisory Fee	$56,091,329
Portfolio Turnover	67%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.6
Financials	14.6
Health Care	11.9
Consumer Discretionary	10.9
Energy	9.4
Information Technology	6.9
Utilities	6.6
Materials	6.5
Real Estate	6.4
Consumer Staples	3.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 5.3
Puerto Rico - 0.8
Germany - 0.7
United Kingdom - 0.7
Zambia - 0.6
France - 0.6
Hong Kong - 0.4
Belgium - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	1.5
PG&E Corp	1.2
Eversource Energy	1.1
First Solar Inc	1.0
Sempra	0.9
AES Corp/The	0.9
Phillips 66	0.9
Iron Mountain Inc	0.9
Flowserve Corp	0.9
Smurfit WestRock PLC	0.7
10.0
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913795.101    2102-TSRA-1225

Item 2.

Code of Ethics

As of the end of the period, October 31, 2025, Fidelity Capital Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Stock Selector Small Cap Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Small Cap Fund	$45,700	$-	$5,300	$600

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Small Cap Fund	$43,600	$-	$7,700	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Focused Stock Fund and Fidelity Value Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$51,400	$2,700	$6,300	$900
Fidelity Disciplined Equity Fund	$46,100	$2,500	$3,700	$800
Fidelity Focused Stock Fund	$42,100	$1,900	$3,700	$600
Fidelity Value Fund	$53,500	$3,000	$4,700	$1,000

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$47,300	$4,100	$8,200	$1,400
Fidelity Disciplined Equity Fund	$44,600	$3,900	$8,200	$1,400
Fidelity Focused Stock Fund	$29,300	$2,700	$8,200	$900
Fidelity Value Fund	$52,600	$4,800	$13,600	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2025A	October 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2025A	October 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2025A	October 31, 2024A
Deloitte Entities	$2,438,100	$3,357,700
PwC	$13,783,400	$15,390,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Value Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Value Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	440,700	36,391,175
CANADA - 5.3%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc (b)	740,900	43,205,740
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd	973,300	31,137,550
Cenovus Energy Inc	2,275,881	38,457,367
Cenovus Energy Inc (United States) (b)	793,400	13,424,328
Imperial Oil Ltd	460,600	40,738,248
Imperial Oil Ltd (United States)	115,300	10,170,613
Secure Waste Infrastructure Corp (b)	3,051,600	38,097,405
South Bow Corp (b)	955,900	24,794,583
		196,820,094
Financials - 0.4%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	197,700	17,196,820
Financial Services - 0.2%
ECN Capital Corp	9,967,607	19,827,902
TOTAL FINANCIALS		37,024,722

Industrials - 1.1%
Ground Transportation - 0.3%
TFI International Inc	285,300	25,638,453
Machinery - 0.8%
ATS Corp (b)(c)	1,109,600	30,521,812
NFI Group Inc (c)	2,768,900	28,309,883
		58,831,695
TOTAL INDUSTRIALS		84,470,148

Materials - 0.8%
Chemicals - 0.5%
Methanex Corp (United States)	938,819	36,914,363
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States) (b)	2,070,300	8,633,151
Paper & Forest Products - 0.2%
Interfor Corp (c)	3,222,213	18,172,404
TOTAL MATERIALS		63,719,918

TOTAL CANADA		425,240,622
FRANCE - 0.6%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE	615,300	11,198,671
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	2,124,200	39,530,373
TOTAL FRANCE		50,729,044
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	174,700	18,153,077
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (c)	310,500	38,683,746
TOTAL GERMANY		56,836,823
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	2,664,005	37,051,223
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (c)	1,566,900	32,090,112
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR	6,510,900	17,188,776
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	1,968,000	17,019,700
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	1,798,500	36,060,549
PUERTO RICO - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class C (c)	2,384,500	18,861,395
Financials - 0.6%
Banks - 0.6%
Popular Inc	364,331	40,611,977
TOTAL PUERTO RICO		59,473,372
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	654,200	20,366,387
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG	436,620	16,672,672
UNITED KINGDOM - 0.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	737,400	13,467,828
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	1,663,501	41,908,266
TOTAL UNITED KINGDOM		55,376,094
UNITED STATES - 87.9%
Communication Services - 1.0%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (c)	2,498,800	28,036,536
Media - 0.7%
Nexstar Media Group Inc	222,000	43,452,060
Thryv Holdings Inc (c)	1,712,693	13,204,863
		56,656,923
TOTAL COMMUNICATION SERVICES		84,693,459

Consumer Discretionary - 10.4%
Automobile Components - 0.5%
Patrick Industries Inc	359,159	37,485,425
Diversified Consumer Services - 0.4%
Driven Brands Holdings Inc (c)	2,499,100	35,862,084
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp (c)	591,700	17,058,711
Hilton Grand Vacations Inc (c)	1,064,600	44,127,670
		61,186,381
Household Durables - 2.6%
Mohawk Industries Inc (c)	341,300	38,785,332
Newell Brands Inc	5,414,900	18,410,660
PulteGroup Inc	349,100	41,846,617
Somnigroup International Inc	541,000	42,922,940
TopBuild Corp (c)	104,600	44,191,408
Whirlpool Corp (b)	398,700	28,558,881
		214,715,838
Leisure Products - 1.8%
BRP Inc Subordinate Voting Shares	664,557	41,686,731
Brunswick Corp/DE	615,700	40,703,927
Hasbro Inc	574,200	43,817,202
YETI Holdings Inc (c)	751,000	25,526,490
		151,734,350
Specialty Retail - 3.2%
Academy Sports & Outdoors Inc	418,379	20,036,170
Bath & Body Works Inc	1,848,900	45,261,072
Gap Inc/The	1,125,809	25,724,736
Lithia Motors Inc Class A	156,900	49,279,153
Murphy USA Inc	88,300	31,629,060
Signet Jewelers Ltd (b)	401,677	39,705,771
Upbound Group Inc	2,106,774	40,829,280
		252,465,242
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (c)	1,809,700	37,551,275
PVH Corp	475,700	37,261,581
Samsonite Group SA (d)(e)	12,843,600	26,856,752
		101,669,608
TOTAL CONSUMER DISCRETIONARY		855,118,928

Consumer Staples - 3.5%
Beverages - 1.0%
Keurig Dr Pepper Inc	1,239,800	33,672,968
Primo Brands Corp Class A	2,063,700	45,339,489
		79,012,457
Consumer Staples Distribution & Retail - 0.7%
Dollar Tree Inc (c)	355,700	35,256,984
Grocery Outlet Holding Corp (b)(c)	1,497,700	20,383,697
Sprouts Farmers Market Inc (c)	28,800	2,274,048
		57,914,729
Food Products - 1.8%
Bunge Global SA	503,200	47,602,720
Darling Ingredients Inc (c)	1,418,394	45,459,528
Ingredion Inc	454,300	52,430,763
		145,493,011
Personal Care Products - 0.0%
Kenvue Inc	638,300	9,172,371
TOTAL CONSUMER STAPLES		291,592,568

Energy - 5.6%
Energy Equipment & Services - 2.1%
Atlas Energy Solutions Inc (b)	1,605,300	19,873,614
Baker Hughes Co Class A	409,200	19,809,372
Expro Group Holdings NV (c)	3,330,300	45,225,474
Kodiak Gas Services Inc	535,191	19,737,843
Tenaris SA	1,475,900	29,333,333
Weatherford International PLC	587,611	43,301,055
		177,280,691
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp (c)	271,262	8,384,708
Cheniere Energy Inc	35,438	7,512,856
Core Natural Resources Inc	559,149	44,172,771
Delek US Holdings Inc	1,154,800	43,605,248
Diamondback Energy Inc	107,584	15,404,953
Kinder Morgan Inc	740,500	19,393,695
Phillips 66	503,221	68,508,507
Range Resources Corp	353,286	12,559,317
Targa Resources Corp	290,713	44,781,431
Valero Energy Corp	131,100	22,229,316
		286,552,802
TOTAL ENERGY		463,833,493

Financials - 13.0%
Banks - 2.5%
East West Bancorp Inc	409,666	41,622,066
First Citizens BancShares Inc/NC Class A	23,892	43,598,599
First Citizens BancShares Inc/NC Class B	5,600	9,240,000
First Horizon Corp	112,300	2,398,728
KeyCorp	1,991,800	35,035,762
Webster Financial Corp	821,500	46,858,360
Western Alliance Bancorp	353,700	27,358,695
		206,112,210
Capital Markets - 2.3%
Ameriprise Financial Inc	97,200	44,009,244
BGC Group Inc Class A	3,849,200	35,181,688
Blue Owl Capital Inc Class A	1,531,600	24,153,332
Raymond James Financial Inc	248,400	39,413,628
State Street Corp	375,000	43,372,500
		186,130,392
Consumer Finance - 2.1%
Ally Financial Inc	1,102,800	42,976,116
Credit Acceptance Corp (b)(c)	61,400	27,466,676
OneMain Holdings Inc	828,280	49,025,893
PROG Holdings Inc	764,589	22,119,559
SLM Corp	1,226,342	32,927,283
		174,515,527
Financial Services - 3.4%
Apollo Global Management Inc	318,002	39,530,829
Corpay Inc (c)	85,200	22,181,820
Fiserv Inc (c)	173,100	11,544,039
Global Payments Inc	496,300	38,592,288
NCR Atleos Corp (c)	1,004,450	37,064,205
PennyMac Financial Services Inc	349,200	43,932,852
Voya Financial Inc	611,300	45,517,398
WEX Inc (c)	300,300	43,807,764
		282,171,195
Insurance - 2.7%
Ambac Financial Group Inc (c)	1,423,259	11,684,956
Assurant Inc	170,879	36,178,502
First American Financial Corp	676,692	42,300,017
Primerica Inc	136,643	35,509,416
Reinsurance Group of America Inc	302,864	55,260,566
Travelers Companies Inc/The	144,600	38,842,452
		219,775,909
TOTAL FINANCIALS		1,068,705,233

Health Care - 11.3%
Biotechnology - 0.4%
Centessa Pharmaceuticals PLC ADR (c)	16,800	418,320
Exact Sciences Corp (c)	114,730	7,421,884
Insmed Inc (c)	10,124	1,919,510
Legend Biotech Corp ADR (c)	76,924	2,492,338
Moderna Inc (b)(c)	636,800	17,295,488
United Therapeutics Corp (c)	10,273	4,575,902
Viking Therapeutics Inc (c)	22,345	850,898
Viridian Therapeutics Inc (c)	69,000	1,630,470
		36,604,810
Health Care Equipment & Supplies - 3.2%
Align Technology Inc (c)	19,800	2,730,024
Baxter International Inc	1,323,000	24,435,810
Becton Dickinson & Co	150,300	26,860,113
Cooper Cos Inc/The (c)	89,398	6,249,814
GE HealthCare Technologies Inc	176,939	13,261,578
Globus Medical Inc Class A (c)	31,479	1,901,017
Haemonetics Corp (c)	592,000	29,605,920
Hologic Inc (c)	37,383	2,762,978
Lantheus Holdings Inc (c)	674,997	38,940,577
QuidelOrtho Corp (c)	1,600,500	43,197,495
ResMed Inc	18,302	4,518,398
Solventum Corp (c)	767,511	52,988,959
STERIS PLC	23,329	5,498,645
Zimmer Biomet Holdings Inc	59,606	5,993,979
		258,945,307
Health Care Providers & Services - 3.9%
Acadia Healthcare Co Inc (b)(c)	2,020,300	43,436,450
AdaptHealth Corp (c)	4,689,398	42,157,688
BrightSpring Health Services Inc (c)	1,340,900	44,316,745
Cencora Inc	43,923	14,837,629
Centene Corp (c)	133,333	4,715,988
Cigna Group/The	38,400	9,385,344
CVS Health Corp	585,300	45,741,195
Encompass Health Corp	60,835	6,926,065
Henry Schein Inc (c)	31,919	2,017,281
Humana Inc	33,978	9,452,340
LifeStance Health Group Inc (c)	143,100	701,190
Molina Healthcare Inc (c)	270,672	41,429,056
PACS Group Inc (c)	2,638,300	31,870,664
Quest Diagnostics Inc	62,534	11,002,857
Surgery Partners Inc (c)	90,496	1,984,577
Tenet Healthcare Corp (c)	25,414	5,247,737
		315,222,806
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	3,400	990,080
Life Sciences Tools & Services - 2.2%
Agilent Technologies Inc (b)	88,211	12,910,562
Avantor Inc (c)	209,135	2,471,976
Bruker Corp	572,200	22,281,468
Fortrea Holdings Inc (c)	2,753,200	28,798,472
ICON PLC (c)	279,100	47,954,962
Illumina Inc (c)	32,442	4,007,885
IQVIA Holdings Inc (c)	256,950	55,619,397
Revvity Inc (b)	62,041	5,806,417
West Pharmaceutical Services Inc	11,500	3,243,805
		183,094,944
Pharmaceuticals - 1.6%
Elanco Animal Health Inc (c)	1,482,655	32,840,808
GSK PLC ADR	434,800	20,374,728
Jazz Pharmaceuticals PLC (c)	264,985	36,472,535
Royalty Pharma PLC Class A	142,794	5,360,487
Viatris Inc	3,742,700	38,774,372
		133,822,930
TOTAL HEALTH CARE		928,680,877

Industrials - 19.0%
Aerospace & Defense - 0.7%
Textron Inc	723,800	58,490,278
Air Freight & Logistics - 1.4%
FedEx Corp	131,400	33,351,948
Forward Air Corp Class A (b)(c)	899,200	16,913,952
GXO Logistics Inc (c)	807,500	45,389,575
United Parcel Service Inc Class B	188,200	18,146,244
		113,801,719
Building Products - 1.5%
Masterbrand Inc (c)	2,880,600	36,381,978
Owens Corning	170,000	21,642,700
Tecnoglass Inc	518,400	30,912,192
UFP Industries Inc	404,000	37,220,520
		126,157,390
Commercial Services & Supplies - 1.7%
Brink's Co/The	379,000	42,129,640
GEO Group Inc/The (c)	853,200	14,478,804
HNI Corp	912,161	37,325,628
MillerKnoll Inc	1,402,600	21,908,612
Vestis Corp	4,258,400	22,356,600
		138,199,284
Construction & Engineering - 1.1%
Centuri Holdings Inc (c)	1,118,953	22,591,661
Fluor Corp (c)	721,200	35,172,924
WillScot Holdings Corp	1,426,500	31,026,375
		88,790,960
Electrical Equipment - 0.9%
Acuity Inc	86,500	31,576,825
Regal Rexnord Corp	311,156	43,838,769
		75,415,594
Ground Transportation - 1.9%
Ryder System Inc	252,670	42,759,344
Saia Inc (c)	156,100	45,659,250
U-Haul Holding Co Class N	816,125	39,573,901
XPO Inc (c)	222,200	31,967,914
		159,960,409
Machinery - 5.0%
Allison Transmission Holdings Inc	611,229	50,456,954
CNH Industrial NV Class A	3,221,500	33,793,535
Cummins Inc	132,500	57,992,600
Flowserve Corp	999,800	68,236,351
Gates Industrial Corp PLC (c)	1,997,600	44,107,008
JBT Marel Corp	286,900	36,178,090
Oshkosh Corp	360,000	44,384,400
Terex Corp	912,500	41,993,250
Timken Co/The	365,396	28,687,240
		405,829,428
Passenger Airlines - 0.7%
Delta Air Lines 1991 Series J Pass Through Trust	962,000	55,199,560
Professional Services - 2.7%
Amentum Holdings Inc (c)	2,171,700	48,667,797
Concentrix Corp (b)	701,800	28,289,558
First Advantage Corp (b)(c)	2,460,300	31,073,589
Genpact Ltd	819,000	31,244,850
KBR Inc	1,093,900	46,862,676
Maximus Inc	232,467	19,322,657
Science Applications International Corp	214,900	20,138,279
		225,599,406
Trading Companies & Distributors - 1.4%
GATX Corp	198,500	31,134,725
Herc Holdings Inc	382,500	54,334,125
McGrath RentCorp	265,400	28,514,576
		113,983,426
TOTAL INDUSTRIALS		1,561,427,454

Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics Inc (c)	388,200	43,303,710
Avnet Inc	722,100	34,985,745
Crane NXT Co (b)	768,603	48,614,140
Insight Enterprises Inc (c)	268,300	26,830,000
Vontier Corp	225,100	8,666,350
		162,399,945
IT Services - 1.0%
ASGN Inc (c)	578,300	25,884,708
EPAM Systems Inc (c)	168,200	27,507,428
GoDaddy Inc Class A (c)	214,500	28,556,385
		81,948,521
Semiconductors & Semiconductor Equipment - 1.6%
First Solar Inc (c)	305,000	81,416,700
ON Semiconductor Corp (c)	958,520	48,002,682
		129,419,382
Software - 0.3%
NCR Voyix Corp (b)(c)	2,636,600	30,083,605
Technology Hardware, Storage & Peripherals - 2.0%
Sandisk Corp/DE	219,611	43,775,061
Western Digital Corp	827,200	124,253,712
		168,028,773
TOTAL INFORMATION TECHNOLOGY		571,880,226

Materials - 4.7%
Chemicals - 1.4%
Avient Corp	170,900	5,480,763
Corteva Inc	528,251	32,455,742
Ingevity Corp (c)	446,600	23,991,352
Minerals Technologies Inc	45,100	2,559,425
Mosaic Co/The	1,159,300	31,822,785
RPM International Inc	96,000	10,490,880
Westlake Corp (b)	90,115	6,200,813
		113,001,760
Construction Materials - 0.4%
GCC SAB de CV	1,324,800	12,721,389
Martin Marietta Materials Inc	36,253	22,226,714
		34,948,103
Containers & Packaging - 1.1%
International Paper Co (b)	317,893	12,283,386
O-I Glass Inc (c)	1,856,084	20,955,188
Smurfit WestRock PLC	1,655,536	61,122,389
		94,360,963
Metals & Mining - 1.7%
Constellium SE (c)	3,690,239	58,047,459
Reliance Inc	201,300	56,853,159
Steel Dynamics Inc	136,877	21,462,314
		136,362,932
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	116,250	10,126,537
TOTAL MATERIALS		388,800,295

Real Estate - 6.4%
Health Care REITs - 1.5%
American Healthcare REIT Inc	923,700	41,862,084
Ventas Inc	797,300	58,832,767
Welltower Inc	109,600	19,841,984
		120,536,835
Industrial REITs - 1.1%
EastGroup Properties Inc	216,900	37,855,557
Prologis Inc	240,402	29,831,484
Rexford Industrial Realty Inc	547,100	22,606,172
		90,293,213
Real Estate Management & Development - 1.0%
Compass Inc Class A (c)	5,028,800	38,772,048
Jones Lang LaSalle Inc (c)	144,400	44,054,996
		82,827,044
Residential REITs - 0.5%
Sun Communities Inc	350,700	44,398,620
Specialized REITs - 2.3%
CubeSmart	308,100	11,606,127
Equinix Inc	49,600	41,962,096
Iron Mountain Inc	664,400	68,399,980
Lamar Advertising Co Class A	224,000	26,564,160
Outfront Media Inc	2,313,835	40,931,741
		189,464,104
TOTAL REAL ESTATE		527,519,816

Utilities - 6.1%
Electric Utilities - 3.3%
Constellation Energy Corp	134,997	50,893,869
Evergy Inc	411,400	31,599,634
Eversource Energy	1,258,700	92,904,647
PG&E Corp	6,292,600	100,429,896
		275,828,046
Gas Utilities - 0.7%
UGI Corp	1,771,044	59,206,001
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	4,970,600	68,942,222
Vistra Corp	143,600	27,039,880
		95,982,102
Multi-Utilities - 0.9%
Sempra	786,700	72,329,198
TOTAL UTILITIES		503,345,347

TOTAL UNITED STATES		7,245,597,696
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (c)	2,510,131	52,115,800
TOTAL COMMON STOCKS (Cost $6,937,349,912)		8,158,210,045

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 12/11/2025 (g)	3.98	2,910,000	2,898,088
US Treasury Bills 0% 12/4/2025 (g)	3.97	1,150,000	1,146,160
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,043,125)			4,044,248

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	66,294,989	66,308,248
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	168,481,903	168,498,751
TOTAL MONEY MARKET FUNDS (Cost $234,806,710)			234,806,999

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $7,176,199,747)	8,397,061,292
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(147,128,414)
NET ASSETS - 100.0%	8,249,932,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	133	12/19/2025	43,327,410	(516,567)	(516,567)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $47,223,139 or 0.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,223,139 or 0.6% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,565,851.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,191,791	2,434,946,462	2,482,826,709	3,275,165	(3,296)	-	66,308,248	66,294,989	0.1%
Fidelity Securities Lending Cash Central Fund	145,209,166	1,754,263,790	1,730,974,205	658,867	-	-	168,498,751	168,481,903	0.7%
Total	259,400,957	4,189,210,252	4,213,800,914	3,934,032	(3,296)	-	234,806,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Interfor Corp	47,174,763	1,455,185	4,292,823	-	(2,069,579)	(24,095,142)	-	-
Total	47,174,763	1,455,185	4,292,823	-	(2,069,579)	(24,095,142)	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	152,308,688	131,942,301	20,366,387	-
Consumer Discretionary	898,324,668	871,467,916	26,856,752	-
Consumer Staples	291,592,568	291,592,568	-	-
Energy	766,732,037	737,398,704	29,333,333	-
Financials	1,200,065,827	1,163,014,604	37,051,223	-
Health Care	978,924,066	978,924,066	-	-
Industrials	1,684,581,348	1,645,897,602	38,683,746	-
Information Technology	571,880,226	571,880,226	-	-
Materials	541,027,188	541,027,188	-	-
Real Estate	527,519,816	527,519,816	-	-
Utilities	545,253,613	503,345,347	41,908,266	-

U.S. Treasury Obligations	4,044,248	-	4,044,248	-

Money Market Funds	234,806,999	234,806,999	-	-
Total Investments in Securities:	8,397,061,292	8,198,817,337	198,243,955	-
Derivative Instruments:

Liabilities
Futures Contracts	(516,567)	(516,567)	-	-
Total Liabilities	(516,567)	(516,567)	-	-
Total Derivative Instruments:	(516,567)	(516,567)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(516,567)
Total Equity Risk	-	(516,567)
Total Value of Derivatives	-	(516,567)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $174,489,234) - See accompanying schedule:
Unaffiliated issuers (cost $6,941,393,037)	$8,162,254,293
Fidelity Central Funds (cost $234,806,710)	234,806,999

Total Investment in Securities (cost $7,176,199,747)		$8,397,061,292
Cash		57,420
Foreign currency held at value (cost $646,390)		642,915
Receivable for investments sold		31,996,778
Receivable for fund shares sold		645,947
Dividends receivable		4,638,702
Interest receivable		30
Distributions receivable from Fidelity Central Funds		264,445
Receivable for daily variation margin on futures contracts		291,274
Prepaid expenses		8,937
Other receivables		88,199
Total assets		8,435,695,939
Liabilities
Payable for investments purchased	$9,434,602
Payable for fund shares redeemed	3,504,040
Accrued management fee	4,222,322
Other payables and accrued expenses	121,510
Collateral on securities loaned	168,480,587
Total liabilities		185,763,061
Net Assets		$8,249,932,878
Net Assets consist of:
Paid in capital		$6,334,297,286
Total accumulated earnings (loss)		1,915,635,592
Net Assets		$8,249,932,878

Net Asset Value and Maximum Offering Price
Value :
Net Asset Value, offering price and redemption price per share ($7,652,967,636 ÷ 534,943,010 shares)		$14.31
Class K :
Net Asset Value, offering price and redemption price per share ($596,965,242 ÷ 41,586,442 shares)		$14.35
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$152,613,664
Interest		240,337
Income from Fidelity Central Funds (including $658,867 from security lending)		3,934,032
Total income		156,788,033
Expenses
Management fee
Basic fee	$51,107,080
Performance adjustment	4,984,249
Custodian fees and expenses	124,737
Independent trustees' fees and expenses	34,386
Registration fees	78,058
Audit fees	69,298
Legal	12,256
Interest	2,619
Miscellaneous	32,809
Total expenses		56,445,492
Net Investment income (loss)		100,342,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	776,414,519
Fidelity Central Funds	(3,296)
Other affiliated issuers	(2,069,579)
Foreign currency transactions	482,276
Futures contracts	(4,369,609)
Total net realized gain (loss)		770,454,311
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(388,364,939)
Affiliated issuers	(24,095,142)
Unfunded commitments	1,956,072
Assets and liabilities in foreign currencies	48,288
Futures contracts	(261,342)
Total change in net unrealized appreciation (depreciation)		(410,717,063)
Net gain (loss)		359,737,248
Net increase (decrease) in net assets resulting from operations		$460,079,789
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,342,541	$97,242,500
Net realized gain (loss)	770,454,311	1,360,522,670
Change in net unrealized appreciation (depreciation)	(410,717,063)	860,081,445
Net increase (decrease) in net assets resulting from operations	460,079,789	2,317,846,615
Distributions to shareholders	(1,348,344,033)	(317,212,292)

Share transactions - net increase (decrease)	(34,488,587)	3,405,784
Total increase (decrease) in net assets	(922,752,831)	2,004,040,107

Net Assets
Beginning of period	9,172,685,709	7,168,645,602
End of period	$8,249,932,878	$9,172,685,709

Financial Highlights
Fidelity® Value Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.77	$12.52	$13.27	$15.72	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.16	.16	.13	.17	.12
Net realized and unrealized gain (loss)	.72	3.62	- C	(1.18)	6.15
Total from investment operations	.88	3.78	.13	(1.01)	6.27
Distributions from net investment income	(.18)	(.15)	(.09)	(.20)	(.12)
Distributions from net realized gain	(2.16)	(.38)	(.80)	(1.24)	-
Total distributions	(2.34)	(.53)	(.88) D	(1.44)	(.12)
Net asset value, end of period	$14.31	$15.77	$12.52	$13.27	$15.72
Total Return E	5.78%	30.95%	.97%	(6.80)%	65.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.82%	.87%	.83%	.79%
Expenses net of fee waivers, if any	.68%	.81%	.87%	.83%	.79%
Expenses net of all reductions, if any	.68%	.81%	.87%	.83%	.79%
Net investment income (loss)	1.18%	1.05%	.99%	1.18%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$7,652,968	$8,185,041	$6,539,068	$7,189,566	$8,360,984
Portfolio turnover rate H	67%	85%	69%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Fund Class K

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.80	$12.54	$13.30	$15.74	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.18	.17	.14	.18	.13
Net realized and unrealized gain (loss)	.70	3.64	- C	(1.17)	6.15
Total from investment operations	.88	3.81	.14	(.99)	6.28
Distributions from net investment income	(.17)	(.16)	(.10)	(.21)	(.13)
Distributions from net realized gain	(2.16)	(.38)	(.80)	(1.24)	-
Total distributions	(2.33)	(.55) D	(.90)	(1.45)	(.13)
Net asset value, end of period	$14.35	$15.80	$12.54	$13.30	$15.74
Total Return E	5.78%	31.11%	.99%	(6.63)%	65.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.75%	.79%	.75%	.71%
Expenses net of fee waivers, if any	.60%	.74%	.78%	.74%	.71%
Expenses net of all reductions, if any	.60%	.74%	.78%	.74%	.71%
Net investment income (loss)	1.25%	1.12%	1.07%	1.27%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$596,965	$987,645	$629,578	$1,159,684	$1,168,209
Portfolio turnover rate H	67%	85%	69%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Value Fund	$48,998

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,847,649,023
Gross unrealized depreciation	(697,937,603)
Net unrealized appreciation (depreciation)	$1,149,711,420
Tax Cost	$7,247,349,872

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$145,316,737
Undistributed long-term capital gain	$620,590,692
Net unrealized appreciation (depreciation) on securities and other investments	$1,149,728,163

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$406,629,087	$89,393,095
Long-term Capital Gains	941,714,946	227,819,197
Total	$1,348,344,033	$317,212,292

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	5,622,124,216	6,882,426,215
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Value	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Value	.61
Class K	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .06%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Fund	289,320

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Value Fund	Borrower	6,876,667	4.57%	2,619

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Fund	561,970,566	394,606,570	74,992,502
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Value Fund	11,649
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Fund	69,657	7,858	8,767,512

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Value Fund	11,742,366
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Value Fund
Distributions to shareholders
Value	$1,206,152,710	$275,443,442
Class K	142,191,323	41,768,850
Total	$1,348,344,033	$317,212,292
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Value Fund
Value
Shares sold	25,929,866	45,353,452	$370,971,635	$657,417,771
Reinvestment of distributions	74,058,435	18,648,378	1,044,223,931	250,634,184
Shares redeemed	(84,087,754)	(67,395,684)	(1,162,622,862)	(995,347,779)
Net increase (decrease)	15,900,547	(3,393,854)	$252,572,704	$(87,295,824)
Class K
Shares sold	6,338,957	55,250,537	$89,503,375	$766,874,523
Reinvestment of distributions	10,055,963	3,103,183	142,191,323	41,768,850
Shares redeemed	(37,322,742)	(46,042,211)	(518,755,989)	(717,941,765)
Net increase (decrease)	(20,927,822)	12,311,509	$(287,061,291)	$90,701,608
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Value Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $620,590,691, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders

The fund designates $2,660,339 of the distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund and Class K designate 26% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 32.43% and Class K designates 32.75% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 2.64% and Class K designates 2.67% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538531.128
VAL-ANN-1225
Fidelity® Stock Selector Small Cap Fund

Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Stock Selector Small Cap Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
BRAZIL - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Embraer SA ADR	176,800	11,400,064
CANADA - 4.2%
Energy - 0.7%
Energy Equipment & Services - 0.4%
CES Energy Solutions Corp	3,165,700	21,690,761
Oil, Gas & Consumable Fuels - 0.3%
Secure Waste Infrastructure Corp	1,158,400	14,461,933
TOTAL ENERGY		36,152,694

Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	898,228	33,129,182
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	527,885	22,128,939
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (a)	42,151	14,520,176
Software - 0.2%
Lumine Group Inc Subordinate Voting Shares (a)(b)	416,940	9,958,640
TOTAL INFORMATION TECHNOLOGY		24,478,816

Materials - 0.3%
Metals & Mining - 0.3%
OR Royalties Inc	590,880	18,958,041
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	244,356	38,982,321
Utilities - 1.0%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp (United States)	1,221,996	55,368,639
TOTAL CANADA		229,198,632
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Lundin Mining Corp	1,582,616	25,456,359
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	32,406	6,533,050
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	223,100	10,510,241
ISRAEL - 0.9%
Information Technology - 0.9%
IT Services - 0.5%
Wix.com Ltd (a)	175,888	25,598,740
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	49,500	17,059,680
Software - 0.1%
Cellebrite DI Ltd (a)	288,900	4,928,634
TOTAL ISRAEL		47,587,054
JAPAN - 0.9%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	300,000	12,400,234
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems Inc (a)	1,179,913	35,302,997
TOTAL JAPAN		47,703,231
NETHERLANDS - 1.2%
Health Care - 1.2%
Biotechnology - 1.2%
Argenx SE ADR (a)	34,311	28,083,554
Newamsterdam Pharma Co NV (a)(c)	367,400	13,942,830
uniQure NV (a)	303,800	20,564,222

TOTAL NETHERLANDS		62,590,606
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
First BanCorp/Puerto Rico	2,770,346	53,994,044
SWEDEN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	195,812	1,696,305
THAILAND - 1.7%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Fabrinet (a)	206,883	91,146,443
UNITED KINGDOM - 1.2%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	65,854	13,781,425
Consumer Staples - 0.3%
Food Products - 0.3%
Nomad Foods Ltd	1,279,945	14,463,379
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	941,888	38,947,069
TOTAL UNITED KINGDOM		67,191,873
UNITED STATES - 85.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Gogo Inc (a)	545,300	4,962,229
Consumer Discretionary - 9.8%
Automobile Components - 0.8%
Patrick Industries Inc	328,850	34,322,075
Phinia Inc	150,970	7,836,852
		42,158,927
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)	423,400	11,846,731
Diversified Consumer Services - 0.8%
Laureate Education Inc (a)	1,291,926	37,504,612
Stride Inc (a)	64,632	4,397,561
		41,902,173
Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc (a)	112,000	12,169,920
Dutch Bros Inc Class A (a)	195,388	10,851,850
Pursuit Attractions and Hospitality Inc (a)	269,600	9,565,408
Sportradar Holding AG Class A (a)	268,600	6,878,846
		39,466,024
Household Durables - 2.8%
Champion Homes Inc (a)	511,688	34,912,472
Green Brick Partners Inc (a)	787,555	50,986,312
Installed Building Products Inc (c)	135,623	33,665,697
Lovesac Co/The (a)	320,666	4,447,637
SharkNinja Inc (a)	296,762	25,373,151
		149,385,269
Leisure Products - 0.4%
Acushnet Holdings Corp (c)	247,040	19,103,603
Specialty Retail - 2.6%
Academy Sports & Outdoors Inc	672,200	32,191,658
Boot Barn Holdings Inc (a)	260,755	49,452,186
Group 1 Automotive Inc	45,500	18,088,070
Murphy USA Inc	93,956	33,655,039
Warby Parker Inc Class A (a)	375,800	7,361,922
		140,748,875
Textiles, Apparel & Luxury Goods - 1.6%
Crocs Inc (a)	97,867	7,994,755
Kontoor Brands Inc (c)	555,126	44,920,797
Samsonite Group SA (b)(d)	4,861,200	10,165,066
Steven Madden Ltd (c)	642,240	21,778,358
		84,858,976
TOTAL CONSUMER DISCRETIONARY		529,470,578

Consumer Staples - 2.0%
Beverages - 0.6%
Primo Brands Corp Class A	340,800	7,487,376
Vita Coco Co Inc/The (a)	634,387	26,124,057
		33,611,433
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings Inc (a)	83,600	7,378,536
Performance Food Group Co (a)	153,600	14,859,264
		22,237,800
Food Products - 1.0%
Darling Ingredients Inc (a)	440,900	14,130,845
Post Holdings Inc (a)	124,444	12,933,465
Simply Good Foods Co/The (a)	1,290,958	25,264,048
		52,328,358
TOTAL CONSUMER STAPLES		108,177,591

Energy - 3.6%
Energy Equipment & Services - 1.9%
Cactus Inc Class A	747,417	33,013,409
Liberty Energy Inc Class A	1,146,200	20,757,682
Weatherford International PLC	654,200	48,207,998
		101,979,089
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	787,482	24,341,069
Chord Energy Corp	342,000	31,026,240
Core Natural Resources Inc	340,700	26,915,300
Northern Oil & Gas Inc (c)	496,334	10,983,871
		93,266,480
TOTAL ENERGY		195,245,569

Financials - 15.5%
Banks - 6.6%
Axos Financial Inc (a)	307,900	24,010,042
Connectone Bancorp Inc	466,324	11,219,755
CVB Financial Corp	1,381,600	25,379,992
East West Bancorp Inc	180,388	18,327,421
First Bancorp/Southern Pines NC	430,041	20,874,190
First Hawaiian Inc	986,100	24,189,033
First Horizon Corp	632,600	13,512,336
First Interstate BancSystem Inc Class A	629,900	19,684,375
Glacier Bancorp Inc (c)	386,400	15,784,440
Home BancShares Inc/AR	947,700	25,313,067
Metropolitan Bank Holding Corp	188,086	12,464,459
Pathward Financial Inc	515,500	35,084,931
Pinnacle Financial Partners Inc	165,900	14,136,339
SOUTHSTATE BANK CORP	379,540	33,646,221
Synovus Financial Corp	337,600	15,070,464
TriCo Bancshares	606,065	26,806,255
Western Alliance Bancorp	244,044	18,876,803
		354,380,123
Capital Markets - 2.7%
Houlihan Lokey Inc Class A	208,676	37,369,698
Lazard Inc	668,843	32,639,538
Piper Sandler Cos	65,000	20,751,900
Stifel Financial Corp	354,814	42,020,623
WisdomTree Inc	1,145,300	13,697,788
		146,479,547
Consumer Finance - 2.2%
FirstCash Holdings Inc	519,132	82,282,422
SLM Corp	1,474,858	39,599,937
		121,882,359
Financial Services - 2.2%
Essent Group Ltd	766,232	46,410,672
PennyMac Financial Services Inc	484,706	60,980,862
Rocket Cos Inc Class A	796,300	13,266,358
		120,657,892
Insurance - 1.8%
First American Financial Corp	231,794	14,489,443
Genworth Financial Inc Class A (a)	3,623,118	30,579,116
Primerica Inc	124,000	32,223,880
Selective Insurance Group Inc	280,970	21,168,280
		98,460,719
TOTAL FINANCIALS		841,860,640

Health Care - 15.4%
Biotechnology - 8.3%
Arcellx Inc (a)	219,450	19,805,363
Astria Therapeutics Inc warrants (a)	95,634	630,556
Celldex Therapeutics Inc (a)	519,000	13,872,870
Centessa Pharmaceuticals PLC ADR (a)	175,800	4,377,419
Cidara Therapeutics Inc (a)	50,484	5,514,871
Cogent Biosciences Inc (a)	1,490,574	24,296,356
Cytokinetics Inc (a)	495,775	31,526,332
CytomX Therapeutics Inc (a)	3,544,610	12,654,258
Dianthus Therapeutics Inc (a)	454,318	15,892,044
Disc Medicine Inc (a)	249,100	21,477,402
Exact Sciences Corp (a)	304,800	19,717,512
Insmed Inc (a)	99,250	18,817,800
Jade Biosciences Inc	468,400	4,590,320
Jade Biosciences Inc (a)(e)	118,900	1,165,220
Mineralys Therapeutics Inc (a)	231,088	9,442,256
Nuvalent Inc Class A (a)	277,719	27,583,051
Oruka Therapeutics Inc (a)	283,456	7,984,956
Oruka Therapeutics Inc (a)(e)	94,700	2,667,699
Praxis Precision Medicines Inc (a)	72,000	14,310,720
Rezolute Inc/old (a)	1,911,700	17,817,044
Rhythm Pharmaceuticals Inc (a)	197,147	22,427,443
Soleno Therapeutics Inc (a)	250,347	16,813,305
Spyre Therapeutics Inc (a)	383,335	9,376,374
Stoke Therapeutics Inc (a)	515,700	15,491,628
Upstream Bio Inc (a)	699,900	18,092,415
Vaxcyte Inc (a)	665,311	30,125,282
Vericel Corp (a)	260,217	9,123,208
Viking Therapeutics Inc (a)(c)	428,900	16,332,512
Viridian Therapeutics Inc (a)	777,150	18,364,055
Zenas Biopharma Inc (a)	660,741	20,648,156
		450,938,427
Health Care Equipment & Supplies - 2.1%
Artivion Inc (a)	427,513	19,396,265
Ceribell Inc (a)	544,982	6,212,795
Insulet Corp (a)	47,540	14,880,495
iRhythm Technologies Inc (a)	25,700	4,813,610
Kestra Medical Technologies Ltd	562,740	15,407,821
Masimo Corp (a)	136,200	19,156,530
Penumbra Inc (a)	85,746	19,496,069
TransMedics Group Inc (a)	90,758	11,938,307
		111,301,892
Health Care Providers & Services - 3.0%
BrightSpring Health Services Inc (a)	824,600	27,253,030
Brookdale Senior Living Inc (a)	256,200	2,374,974
Encompass Health Corp	95,300	10,849,905
Ensign Group Inc/The	205,110	36,940,311
GeneDx Holdings Corp Class A (a)	106,500	14,580,915
Guardant Health Inc (a)	206,100	19,171,422
HealthEquity Inc (a)	139,340	13,178,777
Hims & Hers Health Inc Class A (a)(c)	123,100	5,596,126
Privia Health Group Inc (a)	753,703	18,314,983
Surgery Partners Inc (a)	737,924	16,182,673
		164,443,116
Health Care Technology - 0.3%
Waystar Holding Corp (a)	449,400	16,110,990
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc (a)	94,100	16,944,587
Pharmaceuticals - 1.4%
Amylyx Pharmaceuticals Inc (a)	1,085,800	15,125,194
Crinetics Pharmaceuticals Inc (a)	506,000	22,011,000
Elanco Animal Health Inc (a)	414,100	9,172,315
Enliven Therapeutics Inc (a)	683,591	16,009,702
Enliven Therapeutics Inc (a)(e)	120,720	2,827,262
Prestige Consumer Healthcare Inc (a)	24,820	1,504,092
Structure Therapeutics Inc ADR (a)	353,900	11,791,948
		78,441,513
TOTAL HEALTH CARE		838,180,525

Industrials - 19.4%
Aerospace & Defense - 0.7%
Carpenter Technology Corp	125,000	39,487,500
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	423,900	23,827,419
Building Products - 1.9%
AAON Inc (c)	166,500	16,381,935
AZZ Inc	198,400	19,810,240
Simpson Manufacturing Co Inc	279,345	49,304,393
Tecnoglass Inc	304,900	18,181,187
		103,677,755
Commercial Services & Supplies - 1.3%
Brink's Co/The	474,223	52,714,629
HNI Corp	325,460	13,317,823
Vestis Corp	1,185,608	6,224,442
		72,256,894
Construction & Engineering - 5.6%
Construction Partners Inc Class A (a)	435,938	49,849,510
Granite Construction Inc	354,370	36,468,217
IES Holdings Inc (a)	264,739	103,745,919
Legence Corp Class A	644,928	26,680,671
Primoris Services Corp	233,300	33,016,616
Sterling Infrastructure Inc (a)	105,500	39,868,450
WillScot Holdings Corp	299,438	6,512,777
		296,142,160
Electrical Equipment - 1.7%
NEXTracker Inc Class A (a)	633,636	64,136,636
Thermon Group Holdings Inc (a)	916,501	26,331,074
		90,467,710
Machinery - 3.7%
Atmus Filtration Technologies Inc	481,164	21,883,339
Blue Bird Corp (a)	242,300	12,105,308
Federal Signal Corp	233,100	27,512,793
Kadant Inc (c)	43,450	12,020,876
REV Group Inc	407,200	20,877,144
SPX Technologies Inc (a)	292,482	65,483,795
Terex Corp (c)	940,988	43,304,268
		203,187,523
Passenger Airlines - 0.9%
SkyWest Inc (a)	509,200	51,164,416
Professional Services - 1.7%
Amentum Holdings Inc (a)	991,179	22,212,321
CRA International Inc	108,100	20,591,969
ExlService Holdings Inc (a)	521,960	20,408,636
First Advantage Corp (a)(c)	861,633	10,882,425
KBR Inc	430,300	18,434,052
		92,529,403
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	51,200	13,163,008
Herc Holdings Inc	184,000	26,137,200
Rush Enterprises Inc Class A	851,776	42,086,252
		81,386,460
TOTAL INDUSTRIALS		1,054,127,240

Information Technology - 10.8%
Communications Equipment - 0.9%
Ciena Corp (a)	245,340	46,594,972
Electronic Equipment, Instruments & Components - 6.4%
Advanced Energy Industries Inc	411,170	83,356,494
Belden Inc (c)	402,800	49,081,180
ePlus Inc	244,708	17,902,837
Insight Enterprises Inc (a)	240,169	24,016,900
OSI Systems Inc (a)	44,547	12,404,558
Sanmina Corp (a)	598,382	82,008,253
TD SYNNEX Corp	342,832	53,649,780
TTM Technologies Inc (a)	386,300	25,959,360
		348,379,362
Semiconductors & Semiconductor Equipment - 2.2%
Axcelis Technologies Inc (a)(c)	268,900	21,393,684
Diodes Inc (a)	305,400	16,296,144
First Solar Inc (a)	33,300	8,889,102
MACOM Technology Solutions Holdings Inc (a)	262,588	38,897,161
MKS Inc	151,700	21,800,807
Onto Innovation Inc (a)	78,300	10,567,368
Veeco Instruments Inc (a)	36,267	1,042,676
		118,886,942
Software - 1.3%
Agilysys Inc (a)	152,100	19,082,467
Intapp Inc (a)	384,148	14,743,600
PAR Technology Corp (a)(c)	393,900	13,920,426
Progress Software Corp (a)(c)	151,288	6,450,920
Riot Platforms Inc (a)	323,300	6,394,874
SPS Commerce Inc (a)	144,900	11,916,576
		72,508,863
TOTAL INFORMATION TECHNOLOGY		586,370,139

Materials - 3.6%
Chemicals - 1.1%
Element Solutions Inc	1,208,500	32,291,120
Minerals Technologies Inc	345,835	19,626,136
Perimeter Solutions Inc	424,700	9,984,697
		61,901,953
Construction Materials - 0.8%
Eagle Materials Inc	211,850	44,979,992
Metals & Mining - 1.2%
Commercial Metals Co	839,888	49,855,752
Constellium SE (a)	832,100	13,088,933
		62,944,685
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	212,962	18,551,120
Sylvamo Corp	193,868	7,871,041
		26,422,161
TOTAL MATERIALS		196,248,791

Real Estate - 4.0%
Diversified REITs - 0.9%
Essential Properties Realty Trust Inc	1,674,558	50,035,793
Health Care REITs - 1.5%
American Healthcare REIT Inc	528,300	23,942,556
CareTrust REIT Inc	1,573,684	54,528,151
		78,470,707
Industrial REITs - 0.3%
Terreno Realty Corp	330,010	18,853,471
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (a)	101,200	30,875,108
Retail REITs - 0.3%
Acadia Realty Trust	847,900	16,169,453
Specialized REITs - 0.4%
Outfront Media Inc	1,317,174	23,300,808
TOTAL REAL ESTATE		217,705,340

Utilities - 1.6%
Gas Utilities - 1.6%
Southwest Gas Holdings Inc	639,104	50,808,768
UGI Corp	1,010,434	33,778,808
		84,587,576
TOTAL UNITED STATES		4,656,936,218
TOTAL COMMON STOCKS (Cost $3,931,690,872)		5,311,944,120

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	110,821,689	110,843,854
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	102,937,739	102,948,032
TOTAL MONEY MARKET FUNDS (Cost $213,791,662)			213,791,886

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $4,145,482,534)	5,525,736,006
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(96,651,626)
NET ASSETS - 100.0%	5,429,084,380

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	133	12/19/2025	16,557,835	397,277	397,277

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $20,123,706 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,165,066 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,660,181 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/2024	1,690,080

Jade Biosciences Inc	10/7/2025	1,086,746

Oruka Therapeutics Inc	9/17/2025	1,420,500

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	132,801,293	2,287,827,284	2,309,785,194	4,489,394	471	-	110,843,854	110,821,689	0.2%
Fidelity Securities Lending Cash Central Fund	113,110,950	1,496,283,338	1,506,446,256	208,962	-	-	102,948,032	102,937,739	0.4%
Total	245,912,243	3,784,110,622	3,816,231,450	4,698,356	471	-	213,791,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	15,472,470	15,472,470	-	-
Consumer Discretionary	543,252,003	533,086,937	10,165,066	-
Consumer Staples	122,640,970	122,640,970	-	-
Energy	270,345,332	270,345,332	-	-
Financials	928,983,866	928,983,866	-	-
Health Care	929,433,120	928,802,564	630,556	-
Industrials	1,077,927,538	1,077,927,538	-	-
Information Technology	784,885,449	784,885,449	-	-
Materials	242,359,496	242,359,496	-	-
Real Estate	256,687,661	256,687,661	-	-
Utilities	139,956,215	139,956,215	-	-

Money Market Funds	213,791,886	213,791,886	-	-
Total Investments in Securities:	5,525,736,006	5,514,940,384	10,795,622	-
Derivative Instruments:

Assets
Futures Contracts	397,277	397,277	-	-
Total Assets	397,277	397,277	-	-
Total Derivative Instruments:	397,277	397,277	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	397,277	-
Total Equity Risk	397,277	-
Total Value of Derivatives	397,277	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $140,748,200) - See accompanying schedule:
Unaffiliated issuers (cost $3,931,690,872)	$5,311,944,120
Fidelity Central Funds (cost $213,791,662)	213,791,886

Total Investment in Securities (cost $4,145,482,534)		$5,525,736,006
Segregated cash with brokers for derivative instruments		1,225,862
Foreign currency held at value (cost $143)		142
Receivable for investments sold		16,907,943
Receivable for fund shares sold		6,102,355
Dividends receivable		379,112
Distributions receivable from Fidelity Central Funds		430,827
Receivable for daily variation margin on futures contracts		95,095
Prepaid expenses		5,545
Total assets		5,550,882,887
Liabilities
Payable to custodian bank	$192,135
Payable for investments purchased	10,698,406
Payable for fund shares redeemed	4,102,807
Accrued management fee	3,695,340
Distribution and service plan fees payable	101,525
Other payables and accrued expenses	65,724
Collateral on securities loaned	102,942,570
Total liabilities		121,798,507
Net Assets		$5,429,084,380
Net Assets consist of:
Paid in capital		$4,048,707,823
Total accumulated earnings (loss)		1,380,376,557
Net Assets		$5,429,084,380

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($249,082,528 ÷ 6,326,141 shares)(a)		$39.37
Maximum offering price per share (100/94.25 of $39.37)		$41.77
Class M :
Net Asset Value and redemption price per share ($25,839,960 ÷ 690,954 shares)(a)		$37.40
Maximum offering price per share (100/96.50 of $37.40)		$38.76
Class C :
Net Asset Value and offering price per share ($47,869,312 ÷ 1,430,946 shares)(a)		$33.45
Stock Selector Small Cap :
Net Asset Value, offering price and redemption price per share ($2,597,245,283 ÷ 63,406,544 shares)		$40.96
Class I :
Net Asset Value, offering price and redemption price per share ($1,646,286,554 ÷ 39,973,413 shares)		$41.18
Class Z :
Net Asset Value, offering price and redemption price per share ($862,760,743 ÷ 20,963,014 shares)		$41.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$47,117,266
Interest		76,456
Income from Fidelity Central Funds (including $208,962 from security lending)		4,698,356
Total income		51,892,078
Expenses
Management fee
Basic fee	$36,011,840
Performance adjustment	5,583,706
Distribution and service plan fees	1,209,164
Custodian fees and expenses	75,495
Independent trustees' fees and expenses	19,108
Registration fees	357,316
Audit fees	58,843
Legal	5,088
Miscellaneous	36,226
Total expenses before reductions	43,356,786
Expense reductions	(10,957)
Total expenses after reductions		43,345,829
Net Investment income (loss)		8,546,249
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,583,655
Fidelity Central Funds	471
Foreign currency transactions	33,259
Futures contracts	(908,125)
Total net realized gain (loss)		30,709,260
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	395,704,500
Assets and liabilities in foreign currencies	(1,977)
Futures contracts	414,104
Total change in net unrealized appreciation (depreciation)		396,116,627
Net gain (loss)		426,825,887
Net increase (decrease) in net assets resulting from operations		$435,372,136
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,546,249	$7,181,848
Net realized gain (loss)	30,709,260	127,473,295
Change in net unrealized appreciation (depreciation)	396,116,627	764,963,130
Net increase (decrease) in net assets resulting from operations	435,372,136	899,618,273
Distributions to shareholders	(125,043,234)	(6,122,976)

Share transactions - net increase (decrease)	748,993,754	1,269,713,317
Total increase (decrease) in net assets	1,059,322,656	2,163,208,614

Net Assets
Beginning of period	4,369,761,724	2,206,553,110
End of period	$5,429,084,380	$4,369,761,724

Financial Highlights
Fidelity Advisor® Stock Selector Small Cap Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.05	$26.73	$27.51	$36.93	$24.09
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.01)	(.01)	(.03) C	(.15)
Net realized and unrealized gain (loss)	3.30	10.34	(.75)	(5.76)	13.42
Total from investment operations	3.26	10.33	(.76)	(5.79)	13.27
Distributions from net investment income	(.21)	(.01)	(.02)	-	-
Distributions from net realized gain	(.73)	-	-	(3.63)	(.43)
Total distributions	(.94)	(.01)	(.02)	(3.63)	(.43)
Net asset value, end of period	$39.37	$37.05	$26.73	$27.51	$36.93
Total Return D,E	8.90%	38.65%	(2.75)%	(16.94)%	55.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.13%	1.17%	1.23%	1.21%	1.19%
Expenses net of fee waivers, if any	1.13%	1.16%	1.23%	1.21%	1.19%
Expenses net of all reductions, if any	1.13%	1.16%	1.23%	1.21%	1.19%
Net investment income (loss)	(.10)%	(.03)%	(.05)%	(.10)% C	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$249,083	$259,764	$109,397	$98,903	$107,670
Portfolio turnover rate H	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.23	$25.48	$26.28	$35.46	$23.20
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.10)	(.09)	(.10) C	(.23)
Net realized and unrealized gain (loss)	3.13	9.85	(.70)	(5.53)	12.92
Total from investment operations	3.01	9.75	(.79)	(5.63)	12.69
Distributions from net investment income	(.12)	-	(.01)	-	-
Distributions from net realized gain	(.73)	-	-	(3.55)	(.43)
Total distributions	(.84) D	-	(.01)	(3.55)	(.43)
Net asset value, end of period	$37.40	$35.23	$25.48	$26.28	$35.46
Total Return E,F	8.65%	38.27%	(3.01)%	(17.19)%	55.24%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.39%	1.44%	1.51%	1.48%	1.46%
Expenses net of fee waivers, if any	1.39%	1.43%	1.51%	1.48%	1.45%
Expenses net of all reductions, if any	1.39%	1.43%	1.50%	1.48%	1.45%
Net investment income (loss)	(.36)%	(.30)%	(.33)%	(.37)% C	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$25,840	$21,608	$14,476	$14,222	$17,020
Portfolio turnover rate I	46%	36%	38%	38%	59%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.75	$23.07	$23.91	$32.61	$21.48
Income from Investment Operations
Net investment income (loss) A,B	(.26)	(.23)	(.20)	(.23) C	(.36)
Net realized and unrealized gain (loss)	2.79	8.91	(.64)	(5.05)	11.92
Total from investment operations	2.53	8.68	(.84)	(5.28)	11.56
Distributions from net investment income	(.11)	-	-	-	-
Distributions from net realized gain	(.73)	-	-	(3.42)	(.43)
Total distributions	(.83) D	-	-	(3.42)	(.43)
Net asset value, end of period	$33.45	$31.75	$23.07	$23.91	$32.61
Total Return E,F	8.07%	37.62%	(3.51)%	(17.61)%	54.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.89%	1.93%	2.01%	2.00%	1.98%
Expenses net of fee waivers, if any	1.89%	1.93%	2.00%	1.99%	1.97%
Expenses net of all reductions, if any	1.89%	1.93%	2.00%	1.99%	1.97%
Net investment income (loss)	(.86)%	(.79)%	(.83)%	(.88)% C	(1.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$47,869	$35,475	$18,420	$15,666	$18,908
Portfolio turnover rate I	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stock Selector Small Cap Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.47	$27.74	$28.48	$38.11	$24.77
Income from Investment Operations
Net investment income (loss) A,B	.07	.08	.07	.06 C	(.05)
Net realized and unrealized gain (loss)	3.43	10.73	(.77)	(5.96)	13.82
Total from investment operations	3.50	10.81	(.70)	(5.90)	13.77
Distributions from net investment income	(.28)	(.08)	(.04)	(.06)	-
Distributions from net realized gain	(.73)	-	-	(3.67)	(.43)
Total distributions	(1.01)	(.08)	(.04)	(3.73)	(.43)
Net asset value, end of period	$40.96	$38.47	$27.74	$28.48	$38.11
Total Return D	9.22%	39.03%	(2.48)%	(16.73)%	56.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.85%	.90%	.96%	.93%	.90%
Expenses net of fee waivers, if any	.85%	.89%	.95%	.93%	.90%
Expenses net of all reductions, if any	.85%	.89%	.95%	.93%	.90%
Net investment income (loss)	.18%	.24%	.23%	.18% C	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,597,245	$2,060,668	$1,283,486	$1,339,623	$1,654,316
Portfolio turnover rate G	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.71	$27.92	$28.67	$38.34	$24.93
Income from Investment Operations
Net investment income (loss) A,B	.06	.08	.06	.05 C	(.06)
Net realized and unrealized gain (loss)	3.45	10.79	(.78)	(5.99)	13.90
Total from investment operations	3.51	10.87	(.72)	(5.94)	13.84
Distributions from net investment income	(.31)	(.08)	(.03)	(.06)	-
Distributions from net realized gain	(.73)	-	-	(3.67)	(.43)
Total distributions	(1.04)	(.08)	(.03)	(3.73)	(.43)
Net asset value, end of period	$41.18	$38.71	$27.92	$28.67	$38.34
Total Return D	9.19%	39.01%	(2.50)%	(16.72)%	56.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.87%	.91%	.98%	.94%	.92%
Expenses net of fee waivers, if any	.87%	.91%	.97%	.94%	.91%
Expenses net of all reductions, if any	.87%	.91%	.97%	.94%	.91%
Net investment income (loss)	.16%	.23%	.21%	.17% C	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,646,287	$1,159,482	$471,072	$296,360	$307,876
Portfolio turnover rate G	46%	36%	38%	38%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Small Cap Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.69	$27.90	$28.61	$38.27	$24.85
Income from Investment Operations
Net investment income (loss) A,B	.11	.13	.11	.09 C	(.02)
Net realized and unrealized gain (loss)	3.46	10.78	(.78)	(5.98)	13.87
Total from investment operations	3.57	10.91	(.67)	(5.89)	13.85
Distributions from net investment income	(.37)	(.12)	(.04)	(.11)	-
Distributions from net realized gain	(.73)	-	-	(3.67)	(.43)
Total distributions	(1.10)	(.12)	(.04)	(3.77) D	(.43)
Net asset value, end of period	$41.16	$38.69	$27.90	$28.61	$38.27
Total Return E	9.35%	39.19%	(2.34)%	(16.62)%	56.26%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.73%	.77%	.83%	.81%	.79%
Expenses net of fee waivers, if any	.73%	.76%	.82%	.81%	.79%
Expenses net of all reductions, if any	.73%	.76%	.82%	.81%	.79%
Net investment income (loss)	.30%	.37%	.35%	.30% C	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$862,761	$832,765	$309,702	$225,408	$167,395
Portfolio turnover rate H	46%	36%	38%	38%	59%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,607,299,857
Gross unrealized depreciation	(262,618,139)
Net unrealized appreciation (depreciation)	$1,344,681,718
Tax Cost	$4,181,054,288

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,553,302
Undistributed long-term capital gain	$21,143,921
Net unrealized appreciation (depreciation) on securities and other investments	$1,344,679,334

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$36,553,823	$ 6,122,976
Long-term Capital Gains	88,489,411	-
Total	$125,043,234	$ 6,122,976
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	2,874,713,128	2,228,353,793
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.76
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.76
Class M	.77
Class C	.77
Stock Selector Small Cap	.73
Class I	.75
Class Z	.61

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Stock Selector Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Small Cap. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .11%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	653,464	37,968
Class M	.25%	.25%	115,328	-
Class C	.75%	.25%	440,372	182,959
			1,209,164	220,927
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	165,834
Class M	4,264
Class CA	254
170,352
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Small Cap Fund	72,458

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Small Cap Fund	216,586,586	146,032,479	16,873,987
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Small Cap Fund	6,687
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Small Cap Fund	21,176	9,347	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
Fidelity Stock Selector Small Cap Fund	42,232,293
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,957.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Stock Selector Small Cap Fund
Distributions to shareholders
Class A	$6,851,812	$33,211
Class M	537,937	-
Class C	1,128,612	-
Stock Selector Small Cap	56,059,886	3,538,313
Class I	35,531,142	1,415,489
Class Z	24,933,845	1,135,963
Total	$125,043,234	$6,122,976
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Stock Selector Small Cap Fund
Class A
Shares sold	2,294,431	3,989,085	$82,692,584	$135,500,176
Reinvestment of distributions	181,115	1,104	6,835,297	33,043
Shares redeemed	(3,160,497)	(1,071,554)	(112,238,415)	(37,048,401)
Net increase (decrease)	(684,951)	2,918,635	$(22,710,534)	$98,484,818
Class M
Shares sold	160,871	131,548	$5,547,656	$4,231,988
Reinvestment of distributions	14,921	-	535,974	-
Shares redeemed	(98,100)	(86,375)	(3,337,843)	(2,816,043)
Net increase (decrease)	77,692	45,173	$2,745,787	$1,415,945
Class C
Shares sold	663,580	488,892	$21,199,013	$14,523,945
Reinvestment of distributions	34,946	-	1,128,044	-
Shares redeemed	(384,979)	(169,777)	(11,371,770)	(4,976,131)
Net increase (decrease)	313,547	319,115	$10,955,287	$9,547,814
Stock Selector Small Cap
Shares sold	25,861,139	16,696,906	$975,438,106	$603,518,637
Reinvestment of distributions	1,299,902	105,802	50,904,159	3,278,794
Shares redeemed	(17,316,957)	(9,505,707)	(643,006,069)	(333,574,629)
Net increase (decrease)	9,844,084	7,297,001	$383,336,196	$273,222,802
Class I
Shares sold	27,141,825	21,750,482	$1,032,597,880	$781,709,094
Reinvestment of distributions	893,690	44,561	35,193,526	1,389,854
Shares redeemed	(18,013,233)	(8,714,284)	(671,043,226)	(305,541,112)
Net increase (decrease)	10,022,282	13,080,759	$396,748,180	$477,557,836
Class Z
Shares sold	11,322,672	16,509,600	$425,185,948	$612,481,669
Reinvestment of distributions	575,347	33,045	22,616,873	1,028,692
Shares redeemed	(12,460,495)	(6,118,629)	(469,883,983)	(204,026,259)
Net increase (decrease)	(562,476)	10,424,016	$(22,081,162)	$409,484,102
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Stock Selector Small Cap
Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the "Fund"), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31,2025, $21,872,069, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,856,013 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 74%; Fidelity Stock Selector Small Cap Fund designates 55%; Class C designates 100%; Class M designates 100%; Class I designates 50% and Class Z designates 42%; of the dividend distributed respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 95.53%; Fidelity Stock Selector Small Cap Fund designates 71.23%; Class C designates 100.00%; Class M designates 100.00%; Class I designates 64.40% and Class Z designates 54.63%; of the dividend distributed respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 4.48%; Fidelity Stock Selector Small Cap Fund designates 4.35%; Class I designates 3.94%; and Class Z designates 3.34%; of the dividend distributed respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Stock Selector Small Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.703160.128
SCS-ANN-1225
Fidelity® Focused Stock Fund

Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Focused Stock Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 4.9%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
PrairieSky Royalty Ltd	4,879,200	87,596,347
Information Technology - 2.9%
IT Services - 2.9%
Shopify Inc Class A (United States) (a)	725,000	126,048,500
TOTAL CANADA		213,644,847
SWITZERLAND - 4.1%
Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 4.1%
TE Connectivity PLC	711,000	175,624,110
TAIWAN - 5.0%
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	724,000	217,511,320
UNITED STATES - 85.1%
Communication Services - 12.0%
Interactive Media & Services - 12.0%
Alphabet Inc Class A	882,000	248,009,580
Meta Platforms Inc Class A	418,000	271,010,300
		519,019,880
Consumer Discretionary - 12.1%
Automobiles - 2.6%
Tesla Inc (a)	245,000	111,857,200
Broadline Retail - 5.9%
Amazon.com Inc (a)	1,050,900	256,650,798
Hotels, Restaurants & Leisure - 0.7%
DraftKings Inc Class A (a)	998,000	30,528,820
Household Durables - 2.9%
Somnigroup International Inc	1,565,100	124,175,034
TOTAL CONSUMER DISCRETIONARY		523,211,852

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Dollar Tree Inc (a)	506,000	50,154,719
Financials - 9.4%
Capital Markets - 9.4%
Bank of New York Mellon Corp/The	1,946,000	210,031,780
Coinbase Global Inc Class A (a)	132,987	45,718,271
Morgan Stanley	580,000	95,120,000
Northern Trust Corp	110,931	14,273,492
Robinhood Markets Inc Class A (a)	293,000	43,006,540
		408,150,083
Health Care - 6.2%
Biotechnology - 1.5%
Alnylam Pharmaceuticals Inc (a)	142,000	64,757,680
Health Care Providers & Services - 0.7%
HCA Healthcare Inc	66,000	30,338,880
Pharmaceuticals - 4.0%
Eli Lilly & Co	200,000	172,572,000
TOTAL HEALTH CARE		267,668,560

Industrials - 7.4%
Aerospace & Defense - 0.3%
Boeing Co (a)	68,000	13,669,360
Electrical Equipment - 4.3%
Eaton Corp PLC	476,000	181,622,560
Machinery - 2.8%
Caterpillar Inc	113,000	65,230,380
PACCAR Inc	591,000	58,154,400
		123,384,780
TOTAL INDUSTRIALS		318,676,700

Information Technology - 32.7%
Electronic Equipment, Instruments & Components - 5.7%
Amphenol Corp Class A	1,055,000	147,003,700
Corning Inc	447,000	39,818,760
Teledyne Technologies Inc (a)	112,000	59,003,840
		245,826,300
IT Services - 0.5%
IBM Corporation	72,000	22,133,520
Semiconductors & Semiconductor Equipment - 14.3%
Advanced Micro Devices Inc (a)	160,000	40,979,200
Broadcom Inc	393,000	145,264,590
NVIDIA Corp	1,942,000	393,235,580
Teradyne Inc	223,000	40,532,480
		620,011,850
Software - 8.8%
Microsoft Corp	492,970	255,264,796
Palantir Technologies Inc Class A (a)	405,000	81,190,350
Strategy Inc Class A (a)(b)	165,000	44,469,150
		380,924,296
Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc	185,000	50,018,450
Western Digital Corp	640,000	96,134,400
		146,152,850
TOTAL INFORMATION TECHNOLOGY		1,415,048,816

Utilities - 4.2%
Electric Utilities - 2.5%
NRG Energy Inc	609,000	104,662,740
Independent Power and Renewable Electricity Producers - 1.7%
Talen Energy Corp (a)	189,000	75,558,420
TOTAL UTILITIES		180,221,160

TOTAL UNITED STATES		3,682,151,770
TOTAL COMMON STOCKS (Cost $2,600,359,093)		4,288,932,047

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	55,853,206	55,864,376
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	19,167,633	19,169,550
TOTAL MONEY MARKET FUNDS (Cost $75,033,926)			75,033,926

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,675,393,019)	4,363,965,973
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(33,925,797)
NET ASSETS - 100.0%	4,330,040,176

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,328,900	1,901,953,935	1,866,418,707	2,406,355	248	-	55,864,376	55,853,206	0.1%
Fidelity Securities Lending Cash Central Fund	8,800,244	424,185,554	413,816,248	7,290	-	-	19,169,550	19,167,633	0.1%
Total	29,129,144	2,326,139,489	2,280,234,955	2,413,645	248	-	75,033,926

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	519,019,880	519,019,880	-	-
Consumer Discretionary	523,211,852	523,211,852	-	-
Consumer Staples	50,154,719	50,154,719	-	-
Energy	87,596,347	87,596,347	-	-
Financials	408,150,083	408,150,083	-	-
Health Care	267,668,560	267,668,560	-	-
Industrials	318,676,700	318,676,700	-	-
Information Technology	1,934,232,746	1,934,232,746	-	-
Utilities	180,221,160	180,221,160	-	-

Money Market Funds	75,033,926	75,033,926	-	-
Total Investments in Securities:	4,363,965,973	4,363,965,973	-	-
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $19,889,838) - See accompanying schedule:
Unaffiliated issuers (cost $2,600,359,093)	$4,288,932,047
Fidelity Central Funds (cost $75,033,926)	75,033,926

Total Investment in Securities (cost $2,675,393,019)		$4,363,965,973
Cash		51
Foreign currency held at value (cost $426,910)		422,368
Receivable for investments sold		37,165,916
Receivable for fund shares sold		462,624
Dividends receivable		1,921,501
Distributions receivable from Fidelity Central Funds		114,913
Prepaid expenses		4,433
Other receivables		1,427
Total assets		4,404,059,206
Liabilities
Payable for investments purchased	$49,722,359
Payable for fund shares redeemed	2,313,709
Accrued management fee	2,743,849
Distribution and service plan fees payable	2,018
Other payables and accrued expenses	67,545
Collateral on securities loaned	19,169,550
Total liabilities		74,019,030
Net Assets		$4,330,040,176
Net Assets consist of:
Paid in capital		$2,201,932,307
Total accumulated earnings (loss)		2,128,107,869
Net Assets		$4,330,040,176

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,395,227 ÷ 54,921 shares)(a)		$43.61
Maximum offering price per share (100/94.25 of $43.61)		$46.27
Class M :
Net Asset Value and redemption price per share ($1,584,810 ÷ 36,407 shares)(a)		$43.53
Maximum offering price per share (100/96.50 of $43.53)		$45.11
Class C :
Net Asset Value and offering price per share ($933,384 ÷ 21,553 shares)(a)		$43.31
Fidelity Focused Stock Fund :
Net Asset Value, offering price and redemption price per share ($4,308,800,735 ÷ 98,435,680 shares)		$43.77
Class I :
Net Asset Value, offering price and redemption price per share ($2,298,250 ÷ 52,567 shares)		$43.72
Class Z :
Net Asset Value, offering price and redemption price per share ($14,027,770 ÷ 320,514 shares)		$43.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$31,986,789
Interest		191
Income from Fidelity Central Funds (including $7,290 from security lending)		2,413,645
Total income		34,400,625
Expenses
Management fee
Basic fee	$26,143,065
Performance adjustment	2,449,167
Distribution and service plan fees	21,114
Custodian fees and expenses	75,332
Independent trustees' fees and expenses	16,925
Registration fees	237,165
Audit fees	68,080
Legal	7,573
Miscellaneous	15,342
Total expenses before reductions	29,033,763
Expense reductions	(83,278)
Total expenses after reductions		28,950,485
Net Investment income (loss)		5,450,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	542,691,919
Fidelity Central Funds	248
Foreign currency transactions	(10,401)
Total net realized gain (loss)		542,681,766
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	63,988,179
Assets and liabilities in foreign currencies	3,863
Total change in net unrealized appreciation (depreciation)		63,992,042
Net gain (loss)		606,673,808
Net increase (decrease) in net assets resulting from operations		$612,123,948
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,450,140	$4,464,931
Net realized gain (loss)	542,681,766	452,770,483
Change in net unrealized appreciation (depreciation)	63,992,042	917,947,608
Net increase (decrease) in net assets resulting from operations	612,123,948	1,375,183,022
Distributions to shareholders	(410,450,652)	(17,621,906)

Share transactions - net increase (decrease)	(263,430,009)	440,795,059
Total increase (decrease) in net assets	(61,756,713)	1,798,356,175

Net Assets
Beginning of period	4,391,796,889	2,593,440,714
End of period	$4,330,040,176	$4,391,796,889

Financial Highlights
Fidelity Advisor® Focused Stock Fund Class A

Years ended October 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.97	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.01)
Net realized and unrealized gain (loss)	6.48	(.47) D
Total from investment operations	6.42	(.48)
Distributions from net investment income	(.15) E	-
Distributions from net realized gain	(3.63) E	-
Total distributions	(3.78)	-
Net asset value, end of period	$43.61	$40.97
Total Return F,G,H	16.64%	(1.16)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.97%	.91% K,L
Expenses net of fee waivers, if any	.97%	.90% K,L
Expenses net of all reductions, if any	.97%	.90% K,L
Net investment income (loss)	(.16)%	(.28)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$2,395	$208
Portfolio turnover rate M	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class M

Years ended October 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.96	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.15)	(.01)
Net realized and unrealized gain (loss)	6.47	(.48) D
Total from investment operations	6.32	(.49)
Distributions from net investment income	(.11) E	-
Distributions from net realized gain	(3.63) E	-
Total distributions	(3.75) F	-
Net asset value, end of period	$43.53	$40.96
Total Return G,H,I	16.36%	(1.18)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.22%	1.15% L,M
Expenses net of fee waivers, if any	1.22%	1.15% L,M
Expenses net of all reductions, if any	1.22%	1.15% L,M
Net investment income (loss)	(.40)%	(.52)% L,M
Supplemental Data
Net assets, end of period (000 omitted)	$1,585	$111
Portfolio turnover rate N	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAudit fees are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class C

Years ended October 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.95	$41.45
Income from Investment Operations
Net investment income (loss) B,C	(.35)	(.03)
Net realized and unrealized gain (loss)	6.45	(.47) D
Total from investment operations	6.10	(.50)
Distributions from net investment income	(.11) E	-
Distributions from net realized gain	(3.63) E	-
Total distributions	(3.74)	-
Net asset value, end of period	$43.31	$40.95
Total Return F,G,H	15.78%	(1.21)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.74%	1.67% K,L
Expenses net of fee waivers, if any	1.74%	1.67% K,L
Expenses net of all reductions, if any	1.74%	1.67% K,L
Net investment income (loss)	(.93)%	(1.05)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$933	$99
Portfolio turnover rate M	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Focused Stock Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.98	$26.96	$26.03	$39.09	$30.56
Income from Investment Operations
Net investment income (loss) A,B	.05	.04	.13	.05	(.10)
Net realized and unrealized gain (loss)	6.51	14.17	2.68	(8.41)	12.18
Total from investment operations	6.56	14.21	2.81	(8.36)	12.08
Distributions from net investment income	(.13) C	(.19)	(.20)	-	(.01)
Distributions from net realized gain	(3.63) C	-	(1.68)	(4.70)	(3.54)
Total distributions	(3.77) D	(.19)	(1.88)	(4.70)	(3.55)
Net asset value, end of period	$43.77	$40.98	$26.96	$26.03	$39.09
Total Return E	16.98%	52.96%	11.64%	(24.13)%	42.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69%	.64%	.51%	.80%	.86%
Expenses net of fee waivers, if any	.69%	.63%	.51%	.79%	.86%
Expenses net of all reductions, if any	.69%	.63%	.51%	.79%	.86%
Net investment income (loss)	.13%	.12%	.48%	.17%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,308,801	$4,390,947	$2,593,441	$2,573,993	$3,952,650
Portfolio turnover rate H	153%	105%	130%	142%	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class I

Years ended October 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.98	$41.45
Income from Investment Operations
Net investment income (loss) B,C	.04	- D
Net realized and unrealized gain (loss)	6.49	(.47) E
Total from investment operations	6.53	(.47)
Distributions from net investment income	(.16) F	-
Distributions from net realized gain	(3.63) F	-
Total distributions	(3.79)	-
Net asset value, end of period	$43.72	$40.98
Total Return G,H	16.92%	(1.13)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.72%	.67% K,L
Expenses net of fee waivers, if any	.72%	.67% K,L
Expenses net of all reductions, if any	.72%	.67% K,L
Net investment income (loss)	.10%	(.04)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$2,298	$99
Portfolio turnover rate M	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Focused Stock Fund Class Z

Years ended October 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$40.98	$41.45
Income from Investment Operations
Net investment income (loss) B,C	.08	- D
Net realized and unrealized gain (loss)	6.51	(.47) E
Total from investment operations	6.59	(.47)
Distributions from net investment income	(.16) F	-
Distributions from net realized gain	(3.63) F	-
Total distributions	(3.80) G	-
Net asset value, end of period	$43.77	$40.98
Total Return H,I	17.08%	(1.13)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.61%	.55% L,M
Expenses net of fee waivers, if any	.61%	.55% L,M
Expenses net of all reductions, if any	.61%	.55% L,M
Net investment income (loss)	.21%	.08% L,M
Supplemental Data
Net assets, end of period (000 omitted)	$14,028	$333
Portfolio turnover rate N	153%	105%

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAudit fees are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Focused Stock Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,707,246,243
Gross unrealized depreciation	(38,997,354)
Net unrealized appreciation (depreciation)	$1,668,248,889
Tax Cost	$2,695,717,084

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$466,360,954
Net unrealized appreciation (depreciation) on securities and other investments	$1,668,246,962

The Fund intends to elect to defer to its next fiscal year $5,391,264 of ordinary losses recognized during the period January 1, 2025 to October 31, 2025.

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$22,293,533	$ 17,621,906
Long-term Capital Gains	388,157,119	-
Total	$410,450,652	$ 17,621,906

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	6,385,098,010	7,043,547,172
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity Focused Stock Fund	.65
Class I	.69
Class Z	.57

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.67
Fidelity Focused Stock Fund	.62
Class I	.65
Class Z	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Focused Stock Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Focused Stock Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .06%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,551	175
Class M	.25%	.25%	5,616	479
Class C	.75%	.25%	10,947	8,092
			21,114	8,746

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	5,135
Class M	599
Class CA	47
5,781

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Focused Stock Fund	114,109

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Focused Stock Fund	411,669,996	497,880,621	2,153,761
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Focused Stock Fund	5,795
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Focused Stock Fund	806	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,155.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:
Amount ($)
Class A	23
Class M	2
Class C	15
Fidelity Focused Stock Fund	80,011
Class I	5
Class Z	67
Total	80,123
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024A
Fidelity Focused Stock Fund
Distributions to shareholders
Class A	$172,515	$ -
Class M	18,142	-
Class C	80,471	-
Fidelity Focused Stock Fund	409,805,093	17,621,906
Class I	32,563	-
Class Z	341,868	-
Total	$410,450,652	$17,621,906

A  Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024A	Year ended October 31, 2025	Year ended October 31, 2024A
Fidelity Focused Stock Fund
Class A
Shares sold	81,132	5,084	$3,320,550	$211,886
Reinvestment of distributions	4,191	-	165,477	-
Shares redeemed	(35,486)	-	(1,391,651)	-
Net increase (decrease)	49,837	5,084	$2,094,376	$211,886
Class M
Shares sold	38,628	2,713	$1,532,750	$112,567
Reinvestment of distributions	459	-	18,142	-
Shares redeemed	(5,393)	-	(214,962)	-
Net increase (decrease)	33,694	2,713	$1,335,930	$112,567
Class C
Shares sold	58,972	2,413	$2,348,441	$100,000
Reinvestment of distributions	2,039	-	80,471	-
Shares redeemed	(41,871)	-	(1,417,557)	-
Net increase (decrease)	19,140	2,413	$1,011,355	$100,000
Fidelity Focused Stock Fund
Shares sold	15,499,258	28,133,390	$610,368,426	$1,071,319,561
Reinvestment of distributions	9,619,268	552,963	380,153,403	16,334,638
Shares redeemed	(33,824,638)	(17,729,512)	(1,273,356,564)	(647,717,328)
Net increase (decrease)	(8,706,112)	10,956,841	$(282,834,735)	$439,936,871
Class I
Shares sold	72,715	2,413	$2,936,810	$100,000
Reinvestment of distributions	825	-	32,563	-
Shares redeemed	(23,386)	-	(894,216)	-
Net increase (decrease)	50,154	2,413	$2,075,157	$100,000
Class Z
Shares sold	359,673	8,115	$14,611,124	$333,735
Reinvestment of distributions	5,624	-	222,091	-
Shares redeemed	(52,898)	-	(1,945,307)	-
Net increase (decrease)	312,399	8,115	$12,887,908	$333,735

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Focused Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Focused Stock Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $543,163,779, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $874,927 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 82%; Class M designates 96%; Class C designates 100%; Fidelity Focused Stock Fund designates 88%; Class I designates 79%; and Class Z designates 76%; of the dividend distributed in December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 89.26%; Class M designates 100%; Class C designates 100%; Fidelity Focused Stock Fund designates 96.06%; Class I designates 86.58%; and Class Z designates 83.36%; of the dividend distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Focused Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538682.128
TQG-ANN-1225
Fidelity® Disciplined Equity Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disciplined Equity Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA (United States)	100,200	16,113,162
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	184,200	7,616,670
UNITED STATES - 98.1%
Communication Services - 13.2%
Entertainment - 2.2%
Netflix Inc (a)	36,334	40,652,659
Roku Inc Class A (a)	22,800	2,419,764
Spotify Technology SA (a)	11,800	7,732,776
		50,805,199
Interactive Media & Services - 11.0%
Alphabet Inc Class A	294,700	82,866,693
Alphabet Inc Class C	250,100	70,483,182
Meta Platforms Inc Class A	145,677	94,449,683
		247,799,558
TOTAL COMMUNICATION SERVICES		298,604,757

Consumer Discretionary - 7.1%
Broadline Retail - 5.3%
Amazon.com Inc (a)	487,660	119,096,326
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp (a)	142,400	4,105,392
Chipotle Mexican Grill Inc (a)	18,500	586,265
DoorDash Inc Class A (a)	22,200	5,647,014
Hilton Worldwide Holdings Inc	13,766	3,537,311
		13,875,982
Household Durables - 0.7%
NVR Inc (a)	555	4,002,005
PulteGroup Inc	73,100	8,762,497
TopBuild Corp (a)	5,000	2,112,400
		14,876,902
Specialty Retail - 0.5%
Carvana Co Class A (a)	3,000	919,620
Dick's Sporting Goods Inc	5,600	1,240,120
O'Reilly Automotive Inc (a)	103,500	9,774,540
		11,934,280
TOTAL CONSUMER DISCRETIONARY		159,783,490

Consumer Staples - 1.5%
Beverages - 0.2%
Monster Beverage Corp (a)	73,100	4,885,273
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	29,415	26,810,302
Dollar Tree Inc (a)	19,300	1,913,016
		28,723,318
TOTAL CONSUMER STAPLES		33,608,591

Energy - 0.6%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	181,500	8,786,415
Oil, Gas & Consumable Fuels - 0.2%
APA Corp	196,600	4,452,990
TOTAL ENERGY		13,239,405

Financials - 13.1%
Banks - 4.1%
Bank of America Corp	432,383	23,110,871
JPMorgan Chase & Co	146,514	45,583,436
Wells Fargo & Co	260,600	22,664,382
		91,358,689
Capital Markets - 4.4%
Ares Management Corp Class A	72,500	10,781,475
Charles Schwab Corp/The	35,900	3,393,268
Coinbase Global Inc Class A (a)	29,000	9,969,620
Evercore Inc Class A	53,500	15,758,960
Goldman Sachs Group Inc/The	17,400	13,735,038
Houlihan Lokey Inc Class A	29,200	5,229,136
KKR & Co Inc Class A	116,300	13,761,779
Moody's Corp	10,539	5,061,882
MSCI Inc	5,044	2,968,646
Robinhood Markets Inc Class A (a)	73,900	10,847,042
S&P Global Inc	16,658	8,115,944
		99,622,790
Financial Services - 2.9%
Mastercard Inc Class A	51,411	28,378,358
Visa Inc Class A	109,334	37,254,467
		65,632,825
Insurance - 1.7%
Arthur J Gallagher & Co	38,700	9,655,263
Marsh & McLennan Cos Inc	55,900	9,958,585
Progressive Corp/The	54,500	11,227,000
Travelers Companies Inc/The	33,700	9,052,494
		39,893,342
TOTAL FINANCIALS		296,507,646

Health Care - 8.0%
Biotechnology - 1.8%
Alnylam Pharmaceuticals Inc (a)	34,400	15,687,776
Exelixis Inc (a)	26,600	1,028,622
Gilead Sciences Inc	194,200	23,263,218
		39,979,616
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp (a)	274,129	27,610,273
IDEXX Laboratories Inc (a)	1,800	1,133,118
Intuitive Surgical Inc (a)	20,814	11,120,504
TransMedics Group Inc (a)(b)	81,000	10,654,740
		50,518,635
Health Care Providers & Services - 0.4%
Tenet Healthcare Corp (a)	28,600	5,905,614
UnitedHealth Group Inc	8,375	2,860,565
		8,766,179
Health Care Technology - 0.3%
Doximity Inc Class A (a)	19,800	1,306,800
Veeva Systems Inc Class A (a)	16,000	4,659,200
		5,966,000
Life Sciences Tools & Services - 1.2%
Danaher Corp	11,645	2,508,100
Thermo Fisher Scientific Inc	42,800	24,284,292
West Pharmaceutical Services Inc	4,000	1,128,280
		27,920,672
Pharmaceuticals - 2.1%
Eli Lilly & Co	55,500	47,888,730
TOTAL HEALTH CARE		181,039,832

Industrials - 15.9%
Aerospace & Defense - 6.8%
Axon Enterprise Inc (a)	19,800	14,498,154
Boeing Co (a)	114,300	22,976,586
Carpenter Technology Corp	9,200	2,906,280
GE Aerospace	179,100	55,332,945
HEICO Corp Class A	64,847	16,064,547
Howmet Aerospace Inc	117,500	24,199,125
TransDigm Group Inc	11,000	14,393,610
		150,371,247
Building Products - 1.4%
Builders FirstSource Inc (a)	18,700	2,172,379
Trane Technologies PLC	63,500	28,489,275
		30,661,654
Commercial Services & Supplies - 0.4%
Cintas Corp	35,952	6,588,923
Copart Inc (a)	56,752	2,440,904
		9,029,827
Construction & Engineering - 1.3%
Comfort Systems USA Inc	13,300	12,842,214
Construction Partners Inc Class A (a)	37,200	4,253,820
EMCOR Group Inc	19,300	13,042,554
		30,138,588
Electrical Equipment - 2.9%
Eaton Corp PLC	73,000	27,853,880
GE Vernova Inc	42,300	24,751,422
Vertiv Holdings Co Class A	61,400	11,841,604
		64,446,906
Ground Transportation - 0.2%
Uber Technologies Inc (a)	57,700	5,568,050
Machinery - 2.6%
ITT Inc	51,839	9,593,844
Parker-Hannifin Corp	33,000	25,503,390
Pentair PLC	27,500	2,924,625
Snap-on Inc	5,300	1,778,415
Westinghouse Air Brake Technologies Corp	97,000	19,830,680
		59,630,954
Professional Services - 0.3%
Leidos Holdings Inc	39,400	7,504,518
TOTAL INDUSTRIALS		357,351,744

Information Technology - 35.7%
Communications Equipment - 1.7%
Arista Networks Inc	192,400	30,339,556
Motorola Solutions Inc	20,400	8,296,884
		38,636,440
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	245,880	34,260,919
Semiconductors & Semiconductor Equipment - 16.6%
Broadcom Inc	227,800	84,201,714
KLA Corp	20,085	24,277,543
Lam Research Corp	152,970	24,086,656
Marvell Technology Inc	75,100	7,039,874
NVIDIA Corp	1,148,580	232,575,964
		372,181,751
Software - 11.8%
AppLovin Corp Class A (a)	5,200	3,314,116
Cadence Design Systems Inc (a)	49,347	16,713,335
Fair Isaac Corp (a)	10,400	17,259,112
Fortinet Inc (a)	38,760	3,350,027
Microsoft Corp	349,438	180,942,491
Nutanix Inc Class A (a)	47,000	3,348,280
Palantir Technologies Inc Class A (a)	27,800	5,573,066
Palo Alto Networks Inc (a)	82,900	18,257,896
Servicenow Inc (a)	2,652	2,437,931
Synopsys Inc (a)	30,000	13,614,600
		264,810,854
Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc	278,707	75,354,012
Pure Storage Inc Class A (a)	2,400	236,880
Western Digital Corp	119,300	17,920,053
		93,510,945
TOTAL INFORMATION TECHNOLOGY		803,400,909

Materials - 1.2%
Chemicals - 0.4%
Corteva Inc	112,600	6,918,144
Mosaic Co/The	77,900	2,138,355
		9,056,499
Construction Materials - 0.8%
Martin Marietta Materials Inc	15,000	9,196,500
Vulcan Materials Co	32,100	9,292,950
		18,489,450
TOTAL MATERIALS		27,545,949

Real Estate - 0.5%
Health Care REITs - 0.3%
Ventas Inc	81,800	6,036,022
Real Estate Management & Development - 0.2%
Compass Inc Class A (a)	701,300	5,407,022
TOTAL REAL ESTATE		11,443,044

Utilities - 1.3%
Electric Utilities - 0.8%
Constellation Energy Corp	44,000	16,588,000
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	65,500	12,333,650
TOTAL UTILITIES		28,921,650

TOTAL UNITED STATES		2,211,447,017
TOTAL COMMON STOCKS (Cost $944,139,940)		2,235,176,849

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	21,298,201	21,302,461
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	11,223,753	11,224,875
TOTAL MONEY MARKET FUNDS (Cost $32,527,336)			32,527,336

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $976,667,276)	2,267,704,185
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(11,964,131)
NET ASSETS - 100.0%	2,255,740,054

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,076,017	595,938,334	605,712,219	997,517	329	-	21,302,461	21,298,201	0.0%
Fidelity Securities Lending Cash Central Fund	2,353,375	57,754,864	48,883,364	1,519	-	-	11,224,875	11,223,753	0.0%
Total	33,429,392	653,693,198	654,595,583	999,036	329	-	32,527,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	298,604,757	298,604,757	-	-
Consumer Discretionary	159,783,490	159,783,490	-	-
Consumer Staples	33,608,591	33,608,591	-	-
Energy	20,856,075	20,856,075	-	-
Financials	296,507,646	296,507,646	-	-
Health Care	181,039,832	181,039,832	-	-
Industrials	357,351,744	357,351,744	-	-
Information Technology	803,400,909	803,400,909	-	-
Materials	43,659,111	43,659,111	-	-
Real Estate	11,443,044	11,443,044	-	-
Utilities	28,921,650	28,921,650	-	-

Money Market Funds	32,527,336	32,527,336	-	-
Total Investments in Securities:	2,267,704,185	2,267,704,185	-	-
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $10,641,586) - See accompanying schedule:
Unaffiliated issuers (cost $944,139,940)	$2,235,176,849
Fidelity Central Funds (cost $32,527,336)	32,527,336

Total Investment in Securities (cost $976,667,276)		$2,267,704,185
Receivable for investments sold		3,037,581
Receivable for fund shares sold		77,644
Dividends receivable		239,345
Distributions receivable from Fidelity Central Funds		22,197
Prepaid expenses		2,295
Other receivables		44
Total assets		2,271,083,291
Liabilities
Payable for investments purchased	$2,271,569
Payable for fund shares redeemed	342,520
Accrued management fee	1,446,126
Other payables and accrued expenses	58,147
Collateral on securities loaned	11,224,875
Total liabilities		15,343,237
Net Assets		$2,255,740,054
Net Assets consist of:
Paid in capital		$806,960,508
Total accumulated earnings (loss)		1,448,779,546
Net Assets		$2,255,740,054

Net Asset Value and Maximum Offering Price
Disciplined Equity :
Net Asset Value, offering price and redemption price per share ($2,200,019,242 ÷ 27,794,755 shares)		$79.15
Class K :
Net Asset Value, offering price and redemption price per share ($55,720,812 ÷ 703,808 shares)		$79.17
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$11,966,365
Income from Fidelity Central Funds (including $1,519 from security lending)		999,036
Total income		12,965,401
Expenses
Management fee
Basic fee	$13,047,725
Performance adjustment	473,891
Custodian fees and expenses	26,069
Independent trustees' fees and expenses	8,123
Registration fees	49,697
Audit fees	56,613
Legal	7,915
Miscellaneous	7,628
Total expenses before reductions	13,677,661
Expense reductions	(2,113)
Total expenses after reductions		13,675,548
Net Investment income (loss)		(710,147)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	174,402,949
Fidelity Central Funds	329
Total net realized gain (loss)		174,403,278
Change in net unrealized appreciation (depreciation) on investment securities		240,744,732
Net gain (loss)		415,148,010
Net increase (decrease) in net assets resulting from operations		$414,437,863
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(710,147)	$5,586,562
Net realized gain (loss)	174,403,278	178,085,303
Change in net unrealized appreciation (depreciation)	240,744,732	417,871,168
Net increase (decrease) in net assets resulting from operations	414,437,863	601,543,033
Distributions to shareholders	(176,360,083)	(77,529,353)

Share transactions - net increase (decrease)	(9,991,986)	(49,123,919)
Total increase (decrease) in net assets	228,085,794	474,889,761

Net Assets
Beginning of period	2,027,654,260	1,552,764,499
End of period	$2,255,740,054	$2,027,654,260

Financial Highlights
Fidelity® Disciplined Equity Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$70.74	$53.10	$47.71	$65.18	$45.48
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.19	.22	.11	(.06)
Net realized and unrealized gain (loss)	14.64	20.11	6.49	(16.65)	19.77
Total from investment operations	14.61	20.30	6.71	(16.54)	19.71
Distributions from net investment income	(.19)	(.22)	(.12)	-	(.01)
Distributions from net realized gain	(6.01)	(2.45)	(1.20)	(.93)	-
Total distributions	(6.20)	(2.66) C	(1.32)	(.93)	(.01)
Net asset value, end of period	$79.15	$70.74	$53.10	$47.71	$65.18
Total Return D	21.88%	39.52%	14.44%	(25.71)%	43.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.53%	.49%	.71%	.79%
Expenses net of fee waivers, if any	.66%	.53%	.48%	.70%	.78%
Expenses net of all reductions, if any	.66%	.53%	.48%	.70%	.78%
Net investment income (loss)	(.04)%	.29%	.44%	.20%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,200,019	$1,965,862	$1,503,508	$1,422,066	$2,091,163
Portfolio turnover rate G	53%	39%	36%	28%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Disciplined Equity Fund Class K

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$70.75	$53.11	$47.72	$65.14	$45.42
Income from Investment Operations
Net investment income (loss) A,B	.03	.24	.27	.16	(.01)
Net realized and unrealized gain (loss)	14.64	20.11	6.49	(16.65)	19.75
Total from investment operations	14.67	20.35	6.76	(16.49)	19.74
Distributions from net investment income	(.24)	(.26)	(.17)	-	(.02)
Distributions from net realized gain	(6.01)	(2.45)	(1.20)	(.93)	-
Total distributions	(6.25)	(2.71)	(1.37)	(.93)	(.02)
Net asset value, end of period	$79.17	$70.75	$53.11	$47.72	$65.14
Total Return C	21.97%	39.63%	14.55%	(25.65)%	43.47%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.59%	.45%	.40%	.62%	.70%
Expenses net of fee waivers, if any	.59%	.44%	.39%	.62%	.70%
Expenses net of all reductions, if any	.59%	.44%	.39%	.62%	.70%
Net investment income (loss)	.04%	.37%	.52%	.28%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$55,721	$61,792	$49,256	$52,937	$112,543
Portfolio turnover rate F	53%	39%	36%	28%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,303,135,005
Gross unrealized depreciation	(17,049,552)
Net unrealized appreciation (depreciation)	$1,286,085,453
Tax Cost	$981,618,732

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$164,652,594
Net unrealized appreciation (depreciation) on securities and other investments	$1,286,085,453

The Fund intends to elect to defer to its next fiscal year $1,197,172 of ordinary losses recognized during the period January 1, 2025 to October 31, 2025.

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$5,418,064	$6,300,429
Long-term Capital Gains	170,942,019	71,228,924
Total	$176,360,083	$77,529,353

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	1,087,566,586	1,262,595,701
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Disciplined Equity	.65
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Disciplined Equity	.63
Class K	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Disciplined Equity Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Disciplined Equity. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .02%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disciplined Equity Fund	16,736

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disciplined Equity Fund	71,533,237	94,352,025	(4,731,360)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Disciplined Equity Fund	2,788

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disciplined Equity Fund	178	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,113.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Disciplined Equity Fund
Distributions to shareholders
Disciplined Equity	$170,965,669	$75,009,309
Class K	5,394,414	2,520,044
Total	$176,360,083	$77,529,353
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Disciplined Equity Fund
Disciplined Equity
Shares sold	672,237	998,469	$47,387,294	$64,202,187
Reinvestment of distributions	2,214,634	1,208,178	153,739,881	68,008,325
Shares redeemed	(2,882,223)	(2,732,385)	(200,376,841)	(177,124,777)
Net increase (decrease)	4,648	(525,738)	$750,334	$(44,914,265)
Class K
Shares sold	42,731	57,235	$3,004,089	$3,668,454
Reinvestment of distributions	77,741	44,793	5,394,414	2,520,044
Shares redeemed	(290,051)	(156,162)	(19,140,823)	(10,398,152)
Net increase (decrease)	(169,579)	(54,134)	$(10,742,320)	$(4,209,654)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Disciplined Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Disciplined Equity Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $173,752,662, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Disciplined Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538372.128
FDE-ANN-1225
Fidelity® Capital Appreciation Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Capital Appreciation Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BRAZIL - 1.4%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (b)	18,895	43,973,578
Financials - 0.8%
Banks - 0.8%
NU Holdings Ltd/Cayman Islands Class A (b)	3,727,536	60,050,605
TOTAL BRAZIL		104,024,183
CANADA - 3.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Imperial Oil Ltd	59,850	5,293,496
Financials - 2.0%
Capital Markets - 2.0%
Brookfield Corp Class A (United States)	3,093,498	142,455,583
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States)	172,600	27,755,806
Franco-Nevada Corp	250,600	46,810,947
		74,566,753
TOTAL CANADA		222,315,832
CHINA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Hesai Group ADR (b)	295	7,000
GERMANY - 0.4%
Industrials - 0.2%
Electrical Equipment - 0.2%
Siemens Energy AG (b)	120,300	14,987,615
Information Technology - 0.2%
Software - 0.2%
SAP SE	62,400	16,228,526
TOTAL GERMANY		31,216,141
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)(d)	2,169,053	22
JAPAN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Mitsubishi Heavy Industries Ltd	498,800	15,058,615
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
SK Hynix Inc	104,680	40,941,550
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASM International NV	35,400	22,931,741
ASML Holding NV	10,200	10,794,129
BE Semiconductor Industries NV	267,600	45,527,094

TOTAL NETHERLANDS		79,252,964
NORWAY - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Frontline PLC (d)	892,100	22,338,184
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	132,000	6,375,804
Taiwan Semiconductor Manufacturing Co Ltd ADR	574,676	172,649,911

TOTAL TAIWAN		179,025,715
UNITED KINGDOM - 1.5%
Consumer Staples - 1.1%
Tobacco - 1.1%
British American Tobacco PLC	1,562,300	80,014,052
Financials - 0.3%
Capital Markets - 0.3%
3i Group PLC	351,500	20,341,523
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	158,900	5,258,001
TOTAL UNITED KINGDOM		105,613,576
UNITED STATES - 88.3%
Communication Services - 10.2%
Entertainment - 0.0%
ROBLOX Corp Class A (b)	56,464	6,421,086
Interactive Media & Services - 9.5%
Alphabet Inc Class A	1,004,034	282,324,321
Alphabet Inc Class C	589,920	166,251,254
Epic Games Inc (b)(c)(e)	4,584	3,353,334
Match Group Inc	237,567	7,682,917
Meta Platforms Inc Class A	338,200	219,271,970
Reddit Inc Class A (b)	25,300	5,286,435
		684,170,231
Media - 0.2%
New York Times Co/The Class A	191,168	10,894,664
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	188,928	39,684,326
TOTAL COMMUNICATION SERVICES		741,170,307

Consumer Discretionary - 7.9%
Broadline Retail - 6.4%
Amazon.com Inc (b)	1,868,860	456,412,989
Diversified Consumer Services - 0.3%
Service Corp International/US	246,726	20,604,088
Hotels, Restaurants & Leisure - 0.7%
Sportradar Holding AG Class A (b)	670,400	17,168,944
Vail Resorts Inc (d)	47,800	7,090,174
Viking Holdings Ltd (b)	482,800	29,378,380
		53,637,498
Household Durables - 0.1%
DR Horton Inc	34,600	5,158,168
Somnigroup International Inc	42,800	3,395,752
		8,553,920
Specialty Retail - 0.3%
Lowe's Cos Inc	99,300	23,646,309
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (b)	89,800	7,335,762
TOTAL CONSUMER DISCRETIONARY		570,190,566

Consumer Staples - 1.6%
Beverages - 0.7%
Constellation Brands Inc Class A	179,900	23,635,262
Keurig Dr Pepper Inc	1,104,000	29,984,640
		53,619,902
Tobacco - 0.9%
Philip Morris International Inc	414,581	59,836,476
TOTAL CONSUMER STAPLES		113,456,378

Energy - 4.6%
Energy Equipment & Services - 1.0%
Archrock Inc	1,409,600	35,620,592
Kodiak Gas Services Inc	1,161,300	42,828,744
		78,449,336
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Inc	195,461	41,437,732
Energy Transfer LP	2,344,343	39,455,293
Enterprise Products Partners LP	1,000,066	30,792,032
Exxon Mobil Corp	738,849	84,494,772
MPLX LP	308,054	15,636,821
Shell PLC ADR	607,049	45,480,111
		257,296,761
TOTAL ENERGY		335,746,097

Financials - 14.2%
Banks - 1.9%
Bank of America Corp	1,271,583	67,966,111
Wells Fargo & Co	814,435	70,831,412
		138,797,523
Capital Markets - 5.5%
Ares Capital Corp (d)	814,857	16,582,340
Blackstone Secured Lending Fund	1,031,625	27,276,165
Blue Owl Capital Corp	4,421,530	57,568,321
Blue Owl Capital Inc Class A (d)	3,924,200	61,884,634
Cboe Global Markets Inc	298,280	73,269,499
Coinbase Global Inc Class A (b)	89,400	30,733,932
Galaxy Digital Inc Class A (d)	498,260	17,444,083
Intercontinental Exchange Inc	378,500	55,370,765
Jefferies Financial Group Inc	419,561	22,165,408
LPL Financial Holdings Inc	78,000	29,430,180
Raymond James Financial Inc	26,800	4,252,356
		395,977,683
Financial Services - 4.4%
Apollo Global Management Inc	913,010	113,496,273
Mastercard Inc Class A	141,100	77,885,789
Rocket Cos Inc Class A	1,512,000	25,189,920
Visa Inc Class A	305,600	104,130,144
		320,702,126
Insurance - 2.4%
Arthur J Gallagher & Co	197,625	49,305,461
Chubb Ltd	169,843	47,036,320
Marsh & McLennan Cos Inc	196,700	35,042,105
Travelers Companies Inc/The	144,527	38,822,843
		170,206,729
TOTAL FINANCIALS		1,025,684,061

Health Care - 5.0%
Biotechnology - 0.2%
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	13,796
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	14
Beam Therapeutics Inc (b)	363,700	9,096,137
Krystal Biotech Inc (b)	19,100	3,772,441
		12,882,388
Health Care Providers & Services - 1.6%
Cigna Group/The	114,800	28,058,268
Humana Inc	119,100	33,132,429
UnitedHealth Group Inc	161,100	55,025,316
		116,216,013
Life Sciences Tools & Services - 1.5%
Bruker Corp	549,900	21,413,106
Thermo Fisher Scientific Inc	157,377	89,294,136
		110,707,242
Pharmaceuticals - 1.7%
Eli Lilly & Co	86,700	74,809,962
Royalty Pharma PLC Class A	1,176,900	44,180,826
		118,990,788
TOTAL HEALTH CARE		358,796,431

Industrials - 13.0%
Aerospace & Defense - 3.6%
Anduril Industries Inc Class B (c)(e)	800	32,703
Boeing Co (b)	742,841	149,325,898
Carpenter Technology Corp	138,734	43,826,071
GE Aerospace	176,730	54,600,734
Huntington Ingalls Industries Inc	39,800	12,816,396
		260,601,802
Commercial Services & Supplies - 0.2%
Clean Harbors Inc (b)	80,800	17,009,208
Construction & Engineering - 0.6%
EMCOR Group Inc	62,000	41,898,360
Electrical Equipment - 2.2%
GE Vernova Inc	208,320	121,896,365
Vertiv Holdings Co Class A	178,663	34,456,946
		156,353,311
Machinery - 3.9%
Allison Transmission Holdings Inc	1,114,500	92,001,975
Cummins Inc	51,900	22,715,592
PACCAR Inc	480,500	47,281,200
Westinghouse Air Brake Technologies Corp	603,800	123,440,872
		285,439,639
Professional Services - 2.5%
KBR Inc	318,300	13,635,972
Paycom Software Inc	419,287	78,444,405
Paylocity Holding Corp (b)	127,830	18,058,544
SS&C Technologies Holdings Inc	811,773	68,935,763
		179,074,684
Trading Companies & Distributors - 0.0%
Watsco Inc	7,084	2,606,983
TOTAL INDUSTRIALS		942,983,987

Information Technology - 28.0%
Communications Equipment - 0.7%
Arista Networks Inc	315,834	49,803,863
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices Inc (b)	93,900	24,049,668
Astera Labs Inc (b)	12,000	2,240,160
Broadcom Inc	540,546	199,802,018
First Solar Inc (b)	87,200	23,277,168
Marvell Technology Inc	469,600	44,020,304
NVIDIA Corp	3,342,860	676,895,722
		970,285,040
Software - 8.5%
AppLovin Corp Class A (b)	30,900	19,693,497
Asapp Inc warrants 8/28/2028 (b)(c)(e)	1,620,156	1,312,326
Bitdeer Technologies Group Class A (b)	18,131	402,508
BitMine Immersion Technologies Inc (b)	91,100	4,249,815
Microsoft Corp	994,710	515,070,785
Nutanix Inc Class A (b)	107,445	7,654,382
Riot Platforms Inc (b)(d)	3,548,900	70,197,242
		618,580,555
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	928,908	251,148,856
Seagate Technology Holdings PLC	241,600	61,820,608
Western Digital Corp	516,100	77,523,381
		390,492,845
TOTAL INFORMATION TECHNOLOGY		2,029,162,303

Materials - 0.2%
Metals & Mining - 0.2%
Royal Gold Inc	98,900	17,286,731
Real Estate - 2.4%
Health Care REITs - 1.0%
Ventas Inc	978,045	72,169,941
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (b)	352,132	53,675,481
Compass Inc Class A (b)	2,297,800	17,716,038
		71,391,519
Retail REITs - 0.4%
Simon Property Group Inc	162,275	28,521,453
TOTAL REAL ESTATE		172,082,913

Utilities - 1.2%
Electric Utilities - 1.1%
Exelon Corp	649,665	29,962,550
NextEra Energy Inc	581,993	47,374,230
		77,336,780
Water Utilities - 0.1%
WaterBridge Infrastructure LLC Class A	248,000	5,952,000
TOTAL UTILITIES		83,288,780

TOTAL UNITED STATES		6,389,848,554
TOTAL COMMON STOCKS (Cost $5,157,361,675)		7,189,642,336

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(e)(f) (Cost $1,333,500)	1,333,500	1,306,030

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(e)	677	1,114,484
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(e)	123	202,484

TOTAL AUSTRALIA		1,316,968
UNITED STATES - 0.5%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(e)	41,000	541,610
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(e)	153,900	321,651
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(e)	129,596	5,297,884
Anduril Industries Inc Series G (c)(e)	7,700	314,776
		5,612,660
Information Technology - 0.3%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(e)	227,600	8,321,056
Software - 0.2%
Anthropic PBC Series F (c)(e)	26,800	3,777,996
Asapp Inc Series C (b)(c)(e)	513,013	697,698
Asapp Inc Series D (b)(c)(e)	2,823,822	3,134,442
OpenAI Group Pbc Series A-2 (c)(e)	20,764	9,022,789
		16,632,925
TOTAL INFORMATION TECHNOLOGY		24,953,981

Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(e)	110,923	1,283,379
Illuminated Holdings Inc Series C3 (b)(c)(e)	138,654	1,604,227
Illuminated Holdings Inc Series C4 (b)(c)(e)	37,518	434,083
Illuminated Holdings Inc Series C5 (b)(c)(e)	75,216	870,249
		4,191,938
TOTAL UNITED STATES		35,621,840
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $43,581,439)		36,938,808

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(e)(f) (Cost $1,724,100)	1,724,100	2,150,298

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	16,757,677	16,761,028
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	65,202,612	65,209,133
TOTAL MONEY MARKET FUNDS (Cost $81,970,161)			81,970,161

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $5,285,970,875)	7,312,007,633
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(72,899,421)
NET ASSETS - 100.0%	7,239,108,212

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,093,499 or 0.6% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	523,193

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,816,976

Anduril Industries Inc Series G	4/17/2025	314,798

Anthropic PBC Series F	8/18/2025	3,777,931

Asapp Inc Series C	4/30/2021	3,384,398

Asapp Inc Series D	8/29/2023	10,904,189

Asapp Inc warrants 8/28/2028	8/29/2023	1

Canva Australia Holdings Pty Ltd Series A	9/22/2023	722,130

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	131,199

ElevateBio LLC Series C	3/9/2021	645,611

Epic Games Inc	3/29/2021	4,056,840

Illuminated Holdings Inc 15%	6/14/2023	1,333,500

Illuminated Holdings Inc 15%	9/27/2023	1,724,100

Illuminated Holdings Inc Series C2	7/7/2020	2,773,075

Illuminated Holdings Inc Series C3	7/7/2020	4,159,620

Illuminated Holdings Inc Series C4	1/8/2021	1,350,648

Illuminated Holdings Inc Series C5	6/16/2021	3,249,331

OpenAI Group Pbc Series A-2	9/30/2024	3,900,800

X.Ai Holdings Corp Series C	11/22/2024	4,927,540

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	302	2,522,769,392	2,506,008,601	4,320,757	(65)	-	16,761,028	16,757,677	0.0%
Fidelity Securities Lending Cash Central Fund	30,070,303	721,459,446	686,320,616	1,379,119	-	-	65,209,133	65,202,612	0.3%
Total	30,070,605	3,244,228,838	3,192,329,217	5,699,876	(65)	-	81,970,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	741,170,307	737,816,973	-	3,353,334
Consumer Discretionary	614,171,144	614,171,144	-	-
Consumer Staples	193,470,430	113,456,378	80,014,052	-
Energy	363,377,777	363,377,777	-	-
Financials	1,248,531,772	1,228,190,249	20,341,523	-
Health Care	364,054,454	364,040,622	-	13,832
Industrials	973,030,217	942,951,284	30,046,230	32,703
Information Technology	2,344,611,058	2,320,694,402	22,604,330	1,312,326
Materials	91,853,484	91,853,484	-	-
Real Estate	172,082,913	172,082,913	-	-
Utilities	83,288,780	83,288,780	-	-

Convertible Corporate Bonds
Materials	1,306,030	-	-	1,306,030

Convertible Preferred Stocks
Financials	541,610	-	-	541,610
Health Care	321,651	-	-	321,651
Industrials	5,612,660	-	-	5,612,660
Information Technology	26,270,949	-	-	26,270,949
Materials	4,191,938	-	-	4,191,938

Preferred Securities
Materials	2,150,298	-	-	2,150,298

Money Market Funds	81,970,161	81,970,161	-	-
Total Investments in Securities:	7,312,007,633	7,113,894,167	153,006,135	45,107,331
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $68,205,367) - See accompanying schedule:
Unaffiliated issuers (cost $5,204,000,714)	$7,230,037,472
Fidelity Central Funds (cost $81,970,161)	81,970,161

Total Investment in Securities (cost $5,285,970,875)		$7,312,007,633
Foreign currency held at value (cost $305,956)		305,870
Receivable for investments sold		19,671,925
Receivable for fund shares sold		685,752
Dividends receivable		2,631,423
Interest receivable		353,147
Distributions receivable from Fidelity Central Funds		59,041
Prepaid expenses		7,483
Other receivables		23,908
Total assets		7,335,746,182
Liabilities
Payable for investments purchased	$23,986,061
Payable for fund shares redeemed	3,341,046
Accrued management fee	4,004,887
Other payables and accrued expenses	85,665
Collateral on securities loaned	65,220,311
Total liabilities		96,637,970
Net Assets		$7,239,108,212
Net Assets consist of:
Paid in capital		$4,707,901,577
Total accumulated earnings (loss)		2,531,206,635
Net Assets		$7,239,108,212

Net Asset Value and Maximum Offering Price
Capital Appreciation :
Net Asset Value, offering price and redemption price per share ($7,009,751,221 ÷ 141,988,700 shares)		$49.37
Class K :
Net Asset Value, offering price and redemption price per share ($229,356,991 ÷ 4,618,001 shares)		$49.67
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$61,001,296
Interest		296,297
Income from Fidelity Central Funds (including $1,379,119 from security lending)		5,699,876
Total income		66,997,469
Expenses
Management fee
Basic fee	$41,445,018
Performance adjustment	511,832
Custodian fees and expenses	84,518
Independent trustees' fees and expenses	26,873
Registration fees	69,651
Audit fees	84,826
Legal	12,610
Interest	109,415
Miscellaneous	24,896
Total expenses		42,369,639
Net Investment income (loss)		24,627,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	658,571,830
Redemptions in-kind	558,275,092
Fidelity Central Funds	(65)
Foreign currency transactions	(193,339)
Futures contracts	3,700,993
Total net realized gain (loss)		1,220,354,511
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(54,334,694)
Assets and liabilities in foreign currencies	(20,138)
Total change in net unrealized appreciation (depreciation)		(54,354,832)
Net gain (loss)		1,165,999,679
Net increase (decrease) in net assets resulting from operations		$1,190,627,509
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,627,830	$12,875,314
Net realized gain (loss)	1,220,354,511	1,284,451,938
Change in net unrealized appreciation (depreciation)	(54,354,832)	886,408,182
Net increase (decrease) in net assets resulting from operations	1,190,627,509	2,183,735,434
Distributions to shareholders	(1,072,883,260)	(191,672,612)

Share transactions - net increase (decrease)	272,351,948	(300,187,389)
Total increase (decrease) in net assets	390,096,197	1,691,875,433

Net Assets
Beginning of period	6,849,012,015	5,157,136,582
End of period	$7,239,108,212	$6,849,012,015

Financial Highlights
Fidelity® Capital Appreciation Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$48.93	$35.32	$34.71	$51.06	$39.58
Income from Investment Operations
Net investment income (loss) A,B	.16	.09	.14	.23 C	(.01)
Net realized and unrealized gain (loss)	8.01	14.84	3.44	(9.18)	14.99
Total from investment operations	8.17	14.93	3.58	(8.95)	14.98
Distributions from net investment income	(.11)	(.15)	(.14)	(.17)	(.01)
Distributions from net realized gain	(7.62)	(1.18)	(2.84)	(7.23)	(3.49)
Total distributions	(7.73)	(1.32) D	(2.97) D	(7.40)	(3.50)
Net asset value, end of period	$49.37	$48.93	$35.32	$34.71	$51.06
Total Return E	18.95%	43.35%	11.03%	(20.14)%	40.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63%	.57%	.65%	.83%	.84%
Expenses net of fee waivers, if any	.63%	.57%	.64%	.82%	.84%
Expenses net of all reductions, if any	.63%	.57%	.64%	.82%	.84%
Net investment income (loss)	.36%	.20%	.39%	.59% C	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,009,751	$6,619,161	$4,920,535	$4,809,269	$6,548,723
Portfolio turnover rate H	84 % I	56% I	49%	69%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Capital Appreciation Fund Class K

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.16	$35.48	$34.85	$51.24	$39.70
Income from Investment Operations
Net investment income (loss) A,B	.19	.13	.16	.26 C	.02
Net realized and unrealized gain (loss)	8.05	14.90	3.47	(9.21)	15.04
Total from investment operations	8.24	15.03	3.63	(8.95)	15.06
Distributions from net investment income	(.11)	(.17)	(.16)	(.21)	(.03)
Distributions from net realized gain	(7.62)	(1.18)	(2.84)	(7.23)	(3.49)
Total distributions	(7.73)	(1.35)	(3.00)	(7.44)	(3.52)
Net asset value, end of period	$49.67	$49.16	$35.48	$34.85	$51.24
Total Return D	19.02%	43.46%	11.13%	(20.08)%	40.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.48%	.57%	.75%	.76%
Expenses net of fee waivers, if any	.55%	.48%	.56%	.75%	.76%
Expenses net of all reductions, if any	.55%	.48%	.56%	.75%	.76%
Net investment income (loss)	.43%	.29%	.47%	.67% C	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$229,357	$229,851	$236,602	$326,063	$543,400
Portfolio turnover rate G	84 % H	56% H	49%	69%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital Appreciation Fund	$23,908

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,248,139,368
Gross unrealized depreciation	(236,073,604)
Net unrealized appreciation (depreciation)	$2,012,065,764
Tax Cost	$5,299,941,869

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$35,872,952
Undistributed long-term capital gain	$483,296,095
Net unrealized appreciation (depreciation) on securities and other investments	$2,012,037,587

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$30,414,161	$ 21,171,716
Long-term Capital Gains	1,042,469,099	170,500,896
Total	$1,072,883,260	$ 191,672,612

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	6,107,267,762	5,590,195,003

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Capital Appreciation Fund	29,895,523	-	558,275,092	558,275,092	1,359,058,919

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Capital Appreciation Fund	3,576,567	149,998,230	175,430,627
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Capital Appreciation	.63
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Capital Appreciation	.61
Class K	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Capital Appreciation Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Capital Appreciation. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .01%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Capital Appreciation Fund	140,518

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Capital Appreciation Fund	Borrower	22,143,833	4.91%	108,621

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital Appreciation Fund	667,083,787	938,373,928	152,874,112
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Capital Appreciation Fund	9,221
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Capital Appreciation Fund	141,289	41,972	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Capital Appreciation Fund	4,252,637
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Capital Appreciation Fund	5,366,000	5.33%	794
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Capital Appreciation Fund
Distributions to shareholders
Capital Appreciation	$1,036,857,286	$182,757,778
Class K	36,025,974	8,914,834
Total	$1,072,883,260	$191,672,612
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Capital Appreciation Fund
Capital Appreciation
Shares sold	33,849,345	8,587,779	$1,532,933,665	$393,848,564
Reinvestment of distributions	22,375,848	4,517,645	967,084,139	171,760,869
Shares redeemed	(49,500,916)	(17,150,265)	(2,225,669,199)	(772,437,439)
Net increase (decrease)	6,724,277	(4,044,841)	$274,348,605	$(206,828,006)
Class K
Shares sold	633,810	850,479	$28,562,581	$37,308,394
Reinvestment of distributions	828,946	233,556	36,025,974	8,914,834
Shares redeemed	(1,520,525)	(3,076,927)	(66,585,212)	(139,582,611)
Net increase (decrease)	(57,769)	(1,992,892)	$(1,996,657)	$(93,359,383)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Capital Trust and Shareholders of Fidelity Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Capital Appreciation Fund (one of the funds constituting Fidelity Capital Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31,2025, $591,771,504, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Capital Appreciation and Class K designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Capital Appreciation and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Capital Appreciation Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below the competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538293.128
CAF-ANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025